UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Funds
(Institutional Class, Investor Class, Service Class and Class L)
Annual Report
December 31, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Lifetime 2015 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.
To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
Great-West Lifetime Funds Performance
2015
For the twelve-month period ended December 31, 2020, the Great-West Lifetime 2015 Fund (Investor Class shares) returned 11.00%, relative to a 12.67% return for the Morningstar Lifetime Moderate 2015 Index and a 16.25% return for the MSCI ACWI Index, the Fund's benchmark indexes.

The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
5,000
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
Fund (Investor Class)
Morningstar Lifetime Moderate 2015 Index
MSCI ACWI Index

Year	Fund (Investor Class)	Morningstar Lifetime Moderate 2015 Index	MSCI ACWI Index
	10,000.00	10,000.00	10,000.00
2011	10,031.00	10,290.00	9,265.31
2012	11,336.03	11,472.32	10,759.74
2013	12,669.60	12,676.54	13,213.15
2014	13,481.32	13,380.59	13,762.86
2015	13,325.69	13,149.40	13,437.52
2016	14,291.80	14,083.41	14,494.28
2017	15,882.48	15,687.51	17,968.87
2018	15,180.47	15,132.62	16,276.99
2019	17,483.35	17,597.35	20,606.24
2020	19,406.52	19,826.91	23,955.76

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	11.47%	8.20%	6.58%
Investor Class	11.00%	7.81%	6.85%
Service Class	11.01%	7.72%	6.78%
Class L	10.74%	N/A	7.41%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	46.42%
Large Cap Equity	16.66
International Equity	11.95
Fixed Interest Contract	11.34
Mid Cap Equity	6.85
Real Estate Equity	4.17
Small Cap Equity	2.61
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,121.10	$2.40
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$2.29
Investor Class
Actual	$1,000.00	$1,119.60	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$4.06
Service Class
Actual	$1,000.00	$1,119.50	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.57
Class L
Actual	$1,000.00	$1,117.70	$5.59
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.33
* Expenses are equal to the Fund's annualized expense ratio of 0.45% for the Institutional Class shares, 0.80% for the Investor Class shares, 0.90% for the Service Class shares, and 1.05% for the Class L shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.37%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2020 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.
To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
Great-West Lifetime Funds Performance
2020
For the twelve-month period ended December 31, 2020, the Great-West Lifetime 2020 Fund (Investor Class shares) returned 11.31%, relative to a 13.32% return for the Morningstar Lifetime Moderate 2020 Index and a 16.25% return for the MSCI ACWI Index, the Fund's benchmark indexes.

The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	11.72%	N/A	8.69%
Investor Class	11.31%	N/A	8.32%
Service Class	11.21%	N/A	8.22%
Class L	10.91%	N/A	8.06%
(a) Institutional Class, Investor Class, Service Class, and Class L inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	43.52%
Large Cap Equity	18.29
International Equity	14.09
Fixed Interest Contract	9.14
Mid Cap Equity	7.52
Real Estate Equity	4.29
Small Cap Equity	3.15
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,132.60	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39
Investor Class
Actual	$1,000.00	$1,130.40	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.01	$4.17
Service Class
Actual	$1,000.00	$1,130.00	$4.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.51	$4.67
Class L
Actual	$1,000.00	$1,128.40	$5.72
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.43
* Expenses are equal to the Fund's annualized expense ratio of 0.47% for the Institutional Class shares, 0.82% for the Investor Class shares, 0.92% for the Service Class shares, and 1.07% for the Class L shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.38%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.
To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
Great-West Lifetime Funds Performance
2025
For the twelve-month period ended December 31, 2020, the Great-West Lifetime 2025 Fund (Investor Class shares) returned 12.24%, relative to a 13.67% return for the Morningstar Lifetime Moderate 2025 Index and a 16.25% return for the MSCI ACWI Index, the Fund's benchmark indexes.

The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
5,000
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
Fund (Investor Class)
Morningstar Lifetime Moderate 2025 Index
MSCI ACWI Index

Year	Fund (Investor Class)	Morningstar Lifetime Moderate 2025 Index	MSCI ACWI Index
	10,000.00	10,000.00	10,000.00
2011	9,766.00	10,024.00	9,265.31
2012	11,242.62	11,394.28	10,759.74
2013	13,325.09	13,248.80	13,213.15
2014	14,233.17	14,049.28	13,762.86
2015	14,029.12	13,759.79	13,437.52
2016	15,169.69	14,914.27	14,494.28
2017	17,314.68	17,082.90	17,968.87
2018	16,322.55	16,245.31	16,276.99
2019	19,262.24	19,391.18	20,606.24
2020	21,619.94	22,041.08	23,955.76

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	12.67%	9.40%	7.47%
Investor Class	12.24%	9.03%	8.01%
Service Class	12.12%	8.92%	7.90%
Class L	11.96%	N/A	8.69%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	38.99%
Large Cap Equity	20.58
International Equity	16.82
Mid Cap Equity	8.44
Fixed Interest Contract	6.92
Real Estate Equity	4.36
Small Cap Equity	3.89
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,148.50	$2.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.49
Investor Class
Actual	$1,000.00	$1,147.60	$4.53
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.27
Service Class
Actual	$1,000.00	$1,146.40	$5.07
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.77
Class L
Actual	$1,000.00	$1,146.00	$5.88
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.53
* Expenses are equal to the Fund's annualized expense ratio of 0.49% for the Institutional Class shares, 0.84% for the Investor Class shares, 0.94% for the Service Class shares, and 1.09% for the Class L shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.40%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2030 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.
To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
Great-West Lifetime Funds Performance
2030
For the twelve-month period ended December 31, 2020, the Great-West Lifetime 2030 Fund (Investor Class shares) returned 12.61%, relative to a 13.69% return for the Morningstar Lifetime Moderate 2030 Index and a 16.25% return for the MSCI ACWI Index, the Fund's benchmark indexes.

The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	12.99%	N/A	10.29%
Investor Class	12.61%	N/A	9.90%
Service Class	12.50%	N/A	9.83%
Class L	12.32%	N/A	9.69%
(a) Institutional Class, Investor Class, Service Class, and Class L inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	31.82%
Large Cap Equity	23.79
International Equity	20.67
Mid Cap Equity	9.73
Small Cap Equity	4.90
Fixed Interest Contract	4.69
Real Estate Equity	4.40
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,170.70	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.59
Investor Class
Actual	$1,000.00	$1,167.70	$4.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.37
Service Class
Actual	$1,000.00	$1,167.20	$5.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.88
Class L
Actual	$1,000.00	$1,166.90	$6.05
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.64
* Expenses are equal to the Fund's annualized expense ratio of 0.51% for the Institutional Class shares, 0.86% for the Investor Class shares, 0.96% for the Service Class shares, and 1.11% for the Class L shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.
To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
Great-West Lifetime Funds Performance
2035
For the twelve-month period ended December 31, 2020, the Great-West Lifetime 2035 Fund (Investor Class shares) returned 13.30%, relative to a 13.38% return for the Morningstar Lifetime Moderate 2035 Index and a 16.25% return for the MSCI ACWI Index, the Fund's benchmark indexes.

The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
5,000
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
Fund (Investor Class)
Morningstar Lifetime Moderate 2035 Index
MSCI ACWI Index

Year	Fund (Investor Class)	Morningstar Lifetime Moderate 2035 Index	MSCI ACWI Index
	10,000.00	10,000.00	10,000.00
2011	9,621.00	9,772.00	9,265.31
2012	11,209.43	11,272.98	10,759.74
2013	13,814.30	13,756.98	13,213.15
2014	14,725.35	14,554.77	13,762.86
2015	14,487.34	14,179.79	13,437.52
2016	15,796.99	15,607.24	14,494.28
2017	18,697.32	18,497.68	17,968.87
2018	17,225.84	17,236.81	16,276.99
2019	21,044.81	21,207.95	20,606.24
2020	23,843.77	24,045.65	23,955.76

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	13.84%	10.90%	8.61%
Investor Class	13.30%	10.48%	9.08%
Service Class	13.29%	10.39%	8.96%
Class L	13.14%	N/A	10.25%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	27.43%
International Equity	25.39
Bond	22.73
Mid Cap Equity	11.15
Small Cap Equity	6.10
Real Estate Equity	4.51
Fixed Interest Contract	2.69
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,194.60	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.75
Investor Class
Actual	$1,000.00	$1,192.80	$4.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.52
Service Class
Actual	$1,000.00	$1,192.60	$5.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$5.03
Class L
Actual	$1,000.00	$1,192.20	$6.28
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.79
* Expenses are equal to the Fund's annualized expense ratio of 0.54% for the Institutional Class shares, 0.89% for the Investor Class shares, 0.99% for the Service Class shares, and 1.14% for the Class L shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.43%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2040 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.
To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
Great-West Lifetime Funds Performance
2040
For the twelve-month period ended December 31, 2020, the Great-West Lifetime 2040 Fund (Investor Class shares) returned 13.60%, relative to a 13.09% return for the Morningstar Lifetime Moderate 2040 Index and a 16.25% return for the MSCI ACWI Index, the Fund's benchmark indexes.

The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	14.01%	N/A	11.60%
Investor Class	13.60%	N/A	11.22%
Service Class	13.53%	N/A	11.11%
Class L	13.31%	N/A	10.97%
(a) Institutional Class, Investor Class, Service Class, and Class L inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	30.26%
International Equity	29.77
Bond	14.54
Mid Cap Equity	12.27
Small Cap Equity	7.24
Real Estate Equity	4.58
Fixed Interest Contract	1.34
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,216.30	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.80
Investor Class
Actual	$1,000.00	$1,214.90	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.57
Service Class
Actual	$1,000.00	$1,214.00	$5.57
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.08
Class L
Actual	$1,000.00	$1,212.30	$6.40
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.84
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class shares, 0.90% for the Investor Class shares, 1.00% for the Service Class shares, and 1.15% for the Class L shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.
To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
Great-West Lifetime Funds Performance
2045
For the twelve-month period ended December 31, 2020, the Great-West Lifetime 2045 Fund (Investor Class shares) returned 13.89%, relative to a 12.95% return for the Morningstar Lifetime Moderate 2045 Index and a 16.25% return for the MSCI ACWI Index, the Fund's benchmark indexes.

The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
5,000
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
Fund (Investor Class)
Morningstar Lifetime Moderate 2045 Index
MSCI ACWI Index

Year	Fund (Investor Class)	Morningstar Lifetime Moderate 2045 Index	MSCI ACWI Index
	10,000.00	10,000.00	10,000.00
2011	9,556.00	9,681.00	9,265.31
2012	11,158.54	11,214.47	10,759.74
2013	13,793.83	13,801.42	13,213.15
2014	14,566.07	14,525.64	13,762.86
2015	14,289.86	14,085.77	13,437.52
2016	15,651.69	15,612.58	14,494.28
2017	18,849.33	18,817.88	17,968.87
2018	17,085.03	17,281.31	16,276.99
2019	21,286.24	21,596.41	20,606.24
2020	24,242.90	24,393.00	23,955.76

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	14.33%	11.55%	9.09%
Investor Class	13.89%	11.15%	9.26%
Service Class	13.81%	11.05%	9.19%
Class L	13.53%	N/A	10.90%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	32.94%
Large Cap Equity	31.57
Mid Cap Equity	12.72
Bond	9.37
Small Cap Equity	8.11
Real Estate Equity	4.66
Fixed Interest Contract	0.63
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,230.00	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.85
Investor Class
Actual	$1,000.00	$1,227.50	$5.10
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.62
Service Class
Actual	$1,000.00	$1,227.40	$5.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.13
Class L
Actual	$1,000.00	$1,224.10	$6.49
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.89
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class shares, 0.91% for the Investor Class shares, 1.01% for the Service Class shares, and 1.16% for the Class L shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2050 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.
To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
Great-West Lifetime Funds Performance
2050
For the twelve-month period ended December 31, 2020, the Great-West Lifetime 2050 Fund (Investor Class shares) returned 13.96%, relative to a 12.91% return for the Morningstar Lifetime Moderate 2050 Index and a 16.25% return for the MSCI ACWI Index, the Fund's benchmark indexes.

The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	14.30%	N/A	11.94%
Investor Class	13.96%	N/A	11.51%
Service Class	13.79%	N/A	11.45%
Class L	13.32%	N/A	11.21%
(a) Institutional Class, Investor Class, Service Class, and Class L inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	34.87%
Large Cap Equity	31.41
Mid Cap Equity	12.58
Small Cap Equity	8.63
Bond	7.44
Real Estate Equity	4.74
Fixed Interest Contract	0.33
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,235.20	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.85
Investor Class
Actual	$1,000.00	$1,232.90	$5.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.62
Service Class
Actual	$1,000.00	$1,233.60	$5.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.13
Class L
Actual	$1,000.00	$1,229.20	$6.50
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.89
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class shares, 0.91% for the Investor Class shares, 1.01% for the Service Class shares, and 1.16% for the Class L shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.
To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
Great-West Lifetime Funds Performance
2055
For the twelve-month period ended December 31, 2020, the Great-West Lifetime 2055 Fund (Investor Class shares) returned 13.96%, relative to a 12.91% return for the Morningstar Lifetime Moderate 2055 Index and a 16.25% return for the MSCI ACWI Index, the Fund's benchmark indexes.

The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
5,000
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
Fund (Investor Class)
Morningstar Lifetime Moderate 2055 Index
MSCI ACWI Index

Year	Fund (Investor Class)	Morningstar Lifetime Moderate 2055 Index	MSCI ACWI Index
	10,000.00	10,000.00	10,000.00
2011	9,520.00	9,625.00	9,265.31
2012	11,120.31	11,165.00	10,759.74
2013	13,706.82	13,676.27	13,213.15
2014	14,429.33	14,324.80	13,762.86
2015	14,116.45	13,845.92	13,437.52
2016	15,449.05	15,355.74	14,494.28
2017	18,662.45	18,572.99	17,968.87
2018	16,842.86	16,981.37	16,276.99
2019	21,003.05	21,235.61	20,606.24
2020	23,935.07	23,976.34	23,955.76

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	14.33%	11.54%	8.99%
Investor Class	13.96%	11.14%	9.12%
Service Class	13.81%	11.06%	9.02%
Class L	13.70%	N/A	10.91%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	36.16%
Large Cap Equity	30.66
Mid Cap Equity	12.21
Small Cap Equity	8.95
Bond	6.90
Real Estate Equity	4.82
Fixed Interest Contract	0.30
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,237.20	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.85
Investor Class
Actual	$1,000.00	$1,234.60	$5.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.62
Service Class
Actual	$1,000.00	$1,233.90	$5.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.13
Class L
Actual	$1,000.00	$1,233.00	$6.51
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.89
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class shares, 0.91% for the Investor Class shares, 1.01% for the Service Class shares, and 1.16% for the Class L shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2060 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.
To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
Great-West Lifetime Funds Performance
2060
For the twelve-month period ended December 31, 2020, the Great-West Lifetime 2060 Fund (Investor Class shares) returned 13.93%, relative to a 12.89% return for the Morningstar Lifetime Moderate 2060 Index and a 16.25% return for the MSCI ACWI Index, the Fund's benchmark indexes.

The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2019 (inception) through December 31, 2019.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Since Inception(a)
Institutional Class	14.40%	14.03%
Investor Class	13.93%	13.60%
Service Class	13.90%	13.59%
(a) Institutional Class, Investor Class, and Service Class inception date was May 1, 2019.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	37.06%
Large Cap Equity	29.85
Mid Cap Equity	11.88
Small Cap Equity	9.27
Bond	6.71
Real Estate Equity	4.94
Fixed Interest Contract	0.29
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,238.30	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.64
Investor Class
Actual	$1,000.00	$1,235.50	$4.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.42
Service Class
Actual	$1,000.00	$1,235.90	$5.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.93
* Expenses are equal to the Fund's annualized expense ratio of 0.52% for the Institutional Class shares, 0.87% for the Investor Class shares and 0.95% for the Service Class shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
7,445,635	Great-West Bond Index Fund Institutional Class(a)	$ 76,094,387
3,549,694	Great-West Core Bond Fund Institutional Class(a)	37,307,289
4,534,132	Great-West Global Bond Fund Institutional Class(a)	42,303,455
2,829,084	Great-West High Yield Bond Fund Institutional Class(a)	29,082,983
9,979,274	Great-West Inflation-Protected Securities Fund Institutional Class(a)	103,684,654
3,226,888	Great-West Multi-Sector Bond Fund Institutional Class(a)	32,204,339
3,716,377	Great-West Short Duration Bond Fund Institutional Class(a)	37,572,572

TOTAL BOND MUTUAL FUNDS — 46.44% (Cost $343,591,521)		$358,249,679
EQUITY MUTUAL FUNDS
467,809	American Century Real Estate Fund Class R6	12,621,495
767,844	DFA International Real Estate Securities Portfolio Institutional Class	3,486,012
220,898	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,865,049
921,010	Great-West Emerging Markets Equity Fund Institutional Class(a)	10,158,744
1,354,450	Great-West International Growth Fund Institutional Class(a)	16,158,582
3,390,293	Great-West International Index Fund Institutional Class(a)	35,971,009
2,247,931	Great-West International Value Fund Institutional Class(a)	19,804,272
2,527,750	Great-West Large Cap Growth Fund Institutional Class(a)	28,133,862
4,767,446	Great-West Large Cap Value Fund Institutional Class(a)	33,848,867
1,258,917	Great-West Mid Cap Value Fund Institutional Class(a)	11,519,094
1,589,623	Great-West Real Estate Index Fund Institutional Class(a)	12,653,395
Shares		Fair Value
Equity Mutual Funds — (continued)
6,815,236	Great-West S&P 500® Index Fund Institutional Class(a)	$ 62,086,795
2,969,694	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	26,489,674
1,566,042	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	12,324,752
85,208	Great-West Small Cap Growth Fund Institutional Class(a)	1,157,977
829,614	Great-West Small Cap Value Fund Institutional Class(a)	6,636,909
1,302,106	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,044,477
334,941	Invesco Global Real Estate Fund Class R6	3,486,731
114,316	Janus Henderson Triton Fund Class N	4,467,459
722,164	Northern Emerging Markets Equity Index Fund	10,103,079

TOTAL EQUITY MUTUAL FUNDS — 42.26% (Cost $289,054,193)		$326,018,234
Account Balance
FIXED INTEREST CONTRACT
87,487,563 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	87,487,563

TOTAL FIXED INTEREST CONTRACT — 11.34% (Cost $87,487,563)		$ 87,487,563
TOTAL INVESTMENTS — 100.04% (Cost $720,133,277)		$771,755,476
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (287,673)
TOTAL NET ASSETS — 100.00%		$771,467,803

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
3,396,671	Great-West Bond Index Fund Institutional Class(a)	$ 34,713,971
1,617,415	Great-West Core Bond Fund Institutional Class(a)	16,999,031
1,909,230	Great-West Global Bond Fund Institutional Class(a)	17,813,115
1,214,670	Great-West High Yield Bond Fund Institutional Class(a)	12,486,809
3,309,887	Great-West Inflation-Protected Securities Fund Institutional Class(a)	34,389,729
1,451,241	Great-West Multi-Sector Bond Fund Institutional Class(a)	14,483,383
1,283,408	Great-West Short Duration Bond Fund Institutional Class(a)	12,975,255

TOTAL BOND MUTUAL FUNDS — 43.53% (Cost $139,016,852)		$143,861,293
EQUITY MUTUAL FUNDS
203,663	American Century Real Estate Fund Class R6	5,494,831
354,853	DFA International Real Estate Securities Portfolio Institutional Class	1,611,034
104,968	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,361,430
482,248	Great-West Emerging Markets Equity Fund Institutional Class(a)	5,319,192
678,109	Great-West International Growth Fund Institutional Class(a)	8,089,842
1,692,273	Great-West International Index Fund Institutional Class(a)	17,955,020
1,120,550	Great-West International Value Fund Institutional Class(a)	9,872,046
1,178,847	Great-West Large Cap Growth Fund Institutional Class(a)	13,120,573
2,244,292	Great-West Large Cap Value Fund Institutional Class(a)	15,934,471
598,189	Great-West Mid Cap Value Fund Institutional Class(a)	5,473,432
Shares		Fair Value
Equity Mutual Funds — (continued)
690,259	Great-West Real Estate Index Fund Institutional Class(a)	$ 5,494,465
3,194,726	Great-West S&P 500® Index Fund Institutional Class(a)	29,103,958
1,391,809	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	12,414,934
810,614	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,379,529
43,614	Great-West Small Cap Growth Fund Institutional Class(a)	592,717
430,879	Great-West Small Cap Value Fund Institutional Class(a)	3,447,033
606,302	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,608,292
154,032	Invesco Global Real Estate Fund Class R6	1,603,469
59,155	Janus Henderson Triton Fund Class N	2,311,760
380,659	Northern Emerging Markets Equity Index Fund	5,325,419

TOTAL EQUITY MUTUAL FUNDS — 47.36% (Cost $141,302,999)		$156,513,447
Account Balance
FIXED INTEREST CONTRACT
30,220,431 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	30,220,431

TOTAL FIXED INTEREST CONTRACT — 9.14% (Cost $30,220,431)		$ 30,220,431
TOTAL INVESTMENTS — 100.03% (Cost $310,540,282)		$330,595,171
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (109,173)
TOTAL NET ASSETS — 100.00%		$330,485,998

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
16,453,089	Great-West Bond Index Fund Institutional Class(a)	$ 168,150,566
7,857,209	Great-West Core Bond Fund Institutional Class(a)	82,579,266
8,734,363	Great-West Global Bond Fund Institutional Class(a)	81,491,603
5,639,662	Great-West High Yield Bond Fund Institutional Class(a)	57,975,726
11,643,213	Great-West Inflation-Protected Securities Fund Institutional Class(a)	120,972,988
6,976,831	Great-West Multi-Sector Bond Fund Institutional Class(a)	69,628,774
4,740,689	Great-West Short Duration Bond Fund Institutional Class(a)	47,928,369

TOTAL BOND MUTUAL FUNDS — 39.01% (Cost $604,227,228)		$ 628,727,292
EQUITY MUTUAL FUNDS
995,202	American Century Real Estate Fund Class R6	26,850,558
1,817,432	DFA International Real Estate Securities Portfolio Institutional Class	8,251,142
573,275	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,435,372
2,925,810	Great-West Emerging Markets Equity Fund Institutional Class(a)	32,271,686
3,898,065	Great-West International Growth Fund Institutional Class(a)	46,503,917
9,738,965	Great-West International Index Fund Institutional Class(a)	103,330,423
6,450,589	Great-West International Value Fund Institutional Class(a)	56,829,689
6,421,495	Great-West Large Cap Growth Fund Institutional Class(a)	71,471,235
12,316,053	Great-West Large Cap Value Fund Institutional Class(a)	87,443,978
3,283,287	Great-West Mid Cap Value Fund Institutional Class(a)	30,042,080
Shares		Fair Value
Equity Mutual Funds — (continued)
3,373,746	Great-West Real Estate Index Fund Institutional Class(a)	$ 26,855,014
17,455,825	Great-West S&P 500® Index Fund Institutional Class(a)	159,022,570
7,627,755	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	68,039,571
4,878,897	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	38,396,922
260,582	Great-West Small Cap Growth Fund Institutional Class(a)	3,541,305
2,604,193	Great-West Small Cap Value Fund Institutional Class(a)	20,833,547
3,302,783	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	30,550,746
792,631	Invesco Global Real Estate Fund Class R6	8,251,284
357,917	Janus Henderson Triton Fund Class N	13,987,397
2,303,051	Northern Emerging Markets Equity Index Fund	32,219,678

TOTAL EQUITY MUTUAL FUNDS — 54.11% (Cost $783,252,313)		$ 872,128,114
Account Balance
FIXED INTEREST CONTRACT
111,495,497 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	111,495,497

TOTAL FIXED INTEREST CONTRACT — 6.92% (Cost $111,495,497)		$ 111,495,497
TOTAL INVESTMENTS — 100.04% (Cost $1,498,975,038)		$1,612,350,903
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (625,400)
TOTAL NET ASSETS — 100.00%		$1,611,725,503

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
3,104,313	Great-West Bond Index Fund Institutional Class(a)	$ 31,726,074
1,480,489	Great-West Core Bond Fund Institutional Class(a)	15,559,942
1,566,131	Great-West Global Bond Fund Institutional Class(a)	14,612,006
1,023,263	Great-West High Yield Bond Fund Institutional Class(a)	10,519,142
1,549,958	Great-West Inflation-Protected Securities Fund Institutional Class(a)	16,104,059
1,303,449	Great-West Multi-Sector Bond Fund Institutional Class(a)	13,008,425
676,728	Great-West Short Duration Bond Fund Institutional Class(a)	6,841,720

TOTAL BOND MUTUAL FUNDS — 31.83% (Cost $104,969,698)		$108,371,368
EQUITY MUTUAL FUNDS
210,890	American Century Real Estate Fund Class R6	5,689,818
397,868	DFA International Real Estate Securities Portfolio Institutional Class	1,806,320
141,855	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,839,863
786,307	Great-West Emerging Markets Equity Fund Institutional Class(a)	8,672,966
1,002,470	Great-West International Growth Fund Institutional Class(a)	11,959,464
2,501,076	Great-West International Index Fund Institutional Class(a)	26,536,412
1,654,802	Great-West International Value Fund Institutional Class(a)	14,578,810
1,555,128	Great-West Large Cap Growth Fund Institutional Class(a)	17,308,581
3,009,374	Great-West Large Cap Value Fund Institutional Class(a)	21,366,553
800,560	Great-West Mid Cap Value Fund Institutional Class(a)	7,325,120
Shares		Fair Value
Equity Mutual Funds — (continued)
714,863	Great-West Real Estate Index Fund Institutional Class(a)	$ 5,690,308
4,241,671	Great-West S&P 500® Index Fund Institutional Class(a)	38,641,626
1,854,594	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	16,542,976
1,296,805	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	10,205,852
70,080	Great-West Small Cap Growth Fund Institutional Class(a)	952,394
689,299	Great-West Small Cap Value Fund Institutional Class(a)	5,514,389
802,812	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,426,014
173,512	Invesco Global Real Estate Fund Class R6	1,806,256
94,964	Janus Henderson Triton Fund Class N	3,711,193
619,716	Northern Emerging Markets Equity Index Fund	8,669,830

TOTAL EQUITY MUTUAL FUNDS — 63.51% (Cost $197,796,052)		$216,244,745
Account Balance
FIXED INTEREST CONTRACT
15,962,904 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	15,962,904

TOTAL FIXED INTEREST CONTRACT — 4.69% (Cost $15,962,904)		$ 15,962,904
TOTAL INVESTMENTS — 100.03% (Cost $318,728,654)		$340,579,017
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (113,400)
TOTAL NET ASSETS — 100.00%		$340,465,617

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
10,989,939	Great-West Bond Index Fund Institutional Class(a)	$ 112,317,177
5,255,700	Great-West Core Bond Fund Institutional Class(a)	55,237,402
5,335,346	Great-West Global Bond Fund Institutional Class(a)	49,778,778
3,523,629	Great-West High Yield Bond Fund Institutional Class(a)	36,222,911
3,697,430	Great-West Inflation-Protected Securities Fund Institutional Class(a)	38,416,295
4,608,589	Great-West Multi-Sector Bond Fund Institutional Class(a)	45,993,718
1,788,266	Great-West Short Duration Bond Fund Institutional Class(a)	18,079,367

TOTAL BOND MUTUAL FUNDS — 22.73% (Cost $343,038,217)		$ 356,045,648
EQUITY MUTUAL FUNDS
984,333	American Century Real Estate Fund Class R6	26,557,308
1,940,672	DFA International Real Estate Securities Portfolio Institutional Class	8,810,653
750,574	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	9,734,941
4,611,918	Great-West Emerging Markets Equity Fund Institutional Class(a)	50,869,454
5,579,698	Great-West International Growth Fund Institutional Class(a)	66,565,796
13,948,760	Great-West International Index Fund Institutional Class(a)	147,996,347
9,245,285	Great-West International Value Fund Institutional Class(a)	81,450,959
8,152,633	Great-West Large Cap Growth Fund Institutional Class(a)	90,738,802
15,991,110	Great-West Large Cap Value Fund Institutional Class(a)	113,536,877
4,253,675	Great-West Mid Cap Value Fund Institutional Class(a)	38,921,128
Shares		Fair Value
Equity Mutual Funds — (continued)
3,337,279	Great-West Real Estate Index Fund Institutional Class(a)	$ 26,564,744
22,421,791	Great-West S&P 500® Index Fund Institutional Class(a)	204,262,513
9,801,792	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	87,431,982
7,450,898	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	58,638,570
391,213	Great-West Small Cap Growth Fund Institutional Class(a)	5,316,591
3,962,049	Great-West Small Cap Value Fund Institutional Class(a)	31,696,395
4,186,960	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	38,729,381
845,874	Invesco Global Real Estate Fund Class R6	8,805,551
540,374	Janus Henderson Triton Fund Class N	21,117,797
3,633,384	Northern Emerging Markets Equity Index Fund	50,831,042

TOTAL EQUITY MUTUAL FUNDS — 74.61% (Cost $1,088,317,748)		$1,168,576,831
Account Balance
FIXED INTEREST CONTRACT
42,182,565 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	42,182,565

TOTAL FIXED INTEREST CONTRACT — 2.70% (Cost $42,182,565)		$ 42,182,565
TOTAL INVESTMENTS — 100.04% (Cost $1,473,538,530)		$1,566,805,044
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (619,299)
TOTAL NET ASSETS — 100.00%		$1,566,185,745

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
1,169,572	Great-West Bond Index Fund Institutional Class(a)	$ 11,953,026
557,401	Great-West Core Bond Fund Institutional Class(a)	5,858,290
550,115	Great-West Global Bond Fund Institutional Class(a)	5,132,576
366,454	Great-West High Yield Bond Fund Institutional Class(a)	3,767,144
236,433	Great-West Inflation-Protected Securities Fund Institutional Class(a)	2,456,536
487,783	Great-West Multi-Sector Bond Fund Institutional Class(a)	4,868,071
139,371	Great-West Short Duration Bond Fund Institutional Class(a)	1,409,041

TOTAL BOND MUTUAL FUNDS — 14.55% (Cost $34,515,041)		$ 35,444,684
EQUITY MUTUAL FUNDS
153,957	American Century Real Estate Fund Class R6	4,153,757
317,965	DFA International Real Estate Securities Portfolio Institutional Class	1,443,563
127,859	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,658,324
870,552	Great-West Emerging Markets Equity Fund Institutional Class(a)	9,602,190
1,006,825	Great-West International Growth Fund Institutional Class(a)	12,011,425
2,513,363	Great-West International Index Fund Institutional Class(a)	26,666,786
1,664,492	Great-West International Value Fund Institutional Class(a)	14,664,173
1,387,576	Great-West Large Cap Growth Fund Institutional Class(a)	15,443,720
2,741,113	Great-West Large Cap Value Fund Institutional Class(a)	19,461,903
729,913	Great-West Mid Cap Value Fund Institutional Class(a)	6,678,701
Shares		Fair Value
Equity Mutual Funds — (continued)
521,879	Great-West Real Estate Index Fund Institutional Class(a)	$ 4,154,158
3,832,253	Great-West S&P 500® Index Fund Institutional Class(a)	34,911,829
1,675,145	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	14,942,290
1,373,493	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	10,809,392
73,136	Great-West Small Cap Growth Fund Institutional Class(a)	993,914
731,025	Great-West Small Cap Value Fund Institutional Class(a)	5,848,200
715,498	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,618,354
138,565	Invesco Global Real Estate Fund Class R6	1,442,460
100,485	Janus Henderson Triton Fund Class N	3,926,955
686,032	Northern Emerging Markets Equity Index Fund	9,597,594

TOTAL EQUITY MUTUAL FUNDS — 84.15% (Cost $189,852,513)		$205,029,688
Account Balance
FIXED INTEREST CONTRACT
3,253,882 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,253,882

TOTAL FIXED INTEREST CONTRACT — 1.33% (Cost $3,253,882)		$ 3,253,882
TOTAL INVESTMENTS — 100.03% (Cost $227,621,436)		$243,728,254
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (83,667)
TOTAL NET ASSETS — 100.00%		$243,644,587

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
3,162,841	Great-West Bond Index Fund Institutional Class(a)	$ 32,324,232
1,505,537	Great-West Core Bond Fund Institutional Class(a)	15,823,197
1,448,509	Great-West Global Bond Fund Institutional Class(a)	13,514,586
970,813	Great-West High Yield Bond Fund Institutional Class(a)	9,979,961
295,609	Great-West Inflation-Protected Securities Fund Institutional Class(a)	3,071,379
1,310,377	Great-West Multi-Sector Bond Fund Institutional Class(a)	13,077,566
255,841	Great-West Short Duration Bond Fund Institutional Class(a)	2,586,547

TOTAL BOND MUTUAL FUNDS — 9.38% (Cost $87,174,732)		$ 90,377,468
EQUITY MUTUAL FUNDS
612,184	American Century Real Estate Fund Class R6	16,516,734
1,318,837	DFA International Real Estate Securities Portfolio Institutional Class	5,987,519
528,432	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	6,853,763
3,947,873	Great-West Emerging Markets Equity Fund Institutional Class(a)	43,545,036
4,350,475	Great-West International Growth Fund Institutional Class(a)	51,901,163
10,861,708	Great-West International Index Fund Institutional Class(a)	115,242,720
7,192,646	Great-West International Value Fund Institutional Class(a)	63,367,216
5,665,617	Great-West Large Cap Growth Fund Institutional Class(a)	63,058,317
11,316,247	Great-West Large Cap Value Fund Institutional Class(a)	80,345,357
3,005,798	Great-West Mid Cap Value Fund Institutional Class(a)	27,503,049
Shares		Fair Value
Equity Mutual Funds — (continued)
2,075,727	Great-West Real Estate Index Fund Institutional Class(a)	$ 16,522,791
15,751,447	Great-West S&P 500® Index Fund Institutional Class(a)	143,495,679
6,883,637	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	61,402,046
6,088,762	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	47,918,556
325,255	Great-West Small Cap Growth Fund Institutional Class(a)	4,420,220
3,231,022	Great-West Small Cap Value Fund Institutional Class(a)	25,848,174
2,906,669	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	26,886,692
575,462	Invesco Global Real Estate Fund Class R6	5,990,557
442,882	Janus Henderson Triton Fund Class N	17,307,818
3,109,334	Northern Emerging Markets Equity Index Fund	43,499,583

TOTAL EQUITY MUTUAL FUNDS — 90.04% (Cost $815,603,606)		$867,612,990
Account Balance
FIXED INTEREST CONTRACT
6,026,188 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	6,026,188

TOTAL FIXED INTEREST CONTRACT — 0.62% (Cost $6,026,188)		$ 6,026,188
TOTAL INVESTMENTS — 100.04% (Cost $908,804,526)		$964,016,646
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (381,106)
TOTAL NET ASSETS — 100.00%		$963,635,540

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
361,678	Great-West Bond Index Fund Institutional Class(a)	$ 3,696,353
173,449	Great-West Core Bond Fund Institutional Class(a)	1,822,953
161,824	Great-West Global Bond Fund Institutional Class(a)	1,509,816
108,471	Great-West High Yield Bond Fund Institutional Class(a)	1,115,084
150,038	Great-West Multi-Sector Bond Fund Institutional Class(a)	1,497,374
18,152	Great-West Short Duration Bond Fund Institutional Class(a)	183,518

TOTAL BOND MUTUAL FUNDS — 7.44% (Cost $9,568,705)		$ 9,825,098
EQUITY MUTUAL FUNDS
84,297	American Century Real Estate Fund Class R6	2,274,338
189,885	DFA International Real Estate Securities Portfolio Institutional Class	862,079
72,320	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	937,995
592,620	Great-West Emerging Markets Equity Fund Institutional Class(a)	6,536,598
621,642	Great-West International Growth Fund Institutional Class(a)	7,416,189
1,552,766	Great-West International Index Fund Institutional Class(a)	16,474,847
1,028,462	Great-West International Value Fund Institutional Class(a)	9,060,750
762,166	Great-West Large Cap Growth Fund Institutional Class(a)	8,482,912
1,542,897	Great-West Large Cap Value Fund Institutional Class(a)	10,954,568
409,649	Great-West Mid Cap Value Fund Institutional Class(a)	3,748,290
285,840	Great-West Real Estate Index Fund Institutional Class(a)	2,275,282
Shares		Fair Value
Equity Mutual Funds — (continued)
2,137,728	Great-West S&P 500® Index Fund Institutional Class(a)	$ 19,474,706
930,861	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,303,284
884,879	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,963,996
47,331	Great-West Small Cap Growth Fund Institutional Class(a)	643,221
471,582	Great-West Small Cap Value Fund Institutional Class(a)	3,772,654
391,443	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,620,849
82,699	Invesco Global Real Estate Fund Class R6	860,891
64,671	Janus Henderson Triton Fund Class N	2,527,343
466,662	Northern Emerging Markets Equity Index Fund	6,528,603

TOTAL EQUITY MUTUAL FUNDS — 92.26% (Cost $112,171,190)		$121,719,395
Account Balance
FIXED INTEREST CONTRACT
432,310 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	432,310

TOTAL FIXED INTEREST CONTRACT — 0.33% (Cost $432,310)		$ 432,310
TOTAL INVESTMENTS — 100.03% (Cost $122,172,205)		$131,976,803
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (43,592)
TOTAL NET ASSETS — 100.00%		$131,933,211

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
1,148,843	Great-West Bond Index Fund Institutional Class(a)	$ 11,741,180
547,604	Great-West Core Bond Fund Institutional Class(a)	5,755,313
544,676	Great-West Global Bond Fund Institutional Class(a)	5,081,825
343,855	Great-West High Yield Bond Fund Institutional Class(a)	3,534,834
473,382	Great-West Multi-Sector Bond Fund Institutional Class(a)	4,724,348
58,225	Great-West Short Duration Bond Fund Institutional Class(a)	588,655

TOTAL BOND MUTUAL FUNDS — 6.90% (Cost $30,368,282)		$ 31,426,155
EQUITY MUTUAL FUNDS
292,518	American Century Real Estate Fund Class R6	7,892,144
684,219	DFA International Real Estate Securities Portfolio Institutional Class	3,106,352
242,617	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	3,146,746
2,195,743	Great-West Emerging Markets Equity Fund Institutional Class(a)	24,219,049
2,194,418	Great-West International Growth Fund Institutional Class(a)	26,179,403
5,479,660	Great-West International Index Fund Institutional Class(a)	58,139,191
3,629,379	Great-West International Value Fund Institutional Class(a)	31,974,827
2,549,049	Great-West Large Cap Growth Fund Institutional Class(a)	28,370,911
5,203,147	Great-West Large Cap Value Fund Institutional Class(a)	36,942,343
1,379,068	Great-West Mid Cap Value Fund Institutional Class(a)	12,618,467
992,019	Great-West Real Estate Index Fund Institutional Class(a)	7,896,474
Shares		Fair Value
Equity Mutual Funds — (continued)
7,171,313	Great-West S&P 500® Index Fund Institutional Class(a)	$ 65,330,660
3,116,541	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	27,799,549
3,170,457	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	24,951,495
168,983	Great-West Small Cap Growth Fund Institutional Class(a)	2,296,484
1,684,892	Great-West Small Cap Value Fund Institutional Class(a)	13,479,135
1,306,389	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,084,098
298,411	Invesco Global Real Estate Fund Class R6	3,106,460
229,944	Janus Henderson Triton Fund Class N	8,986,219
1,725,721	Northern Emerging Markets Equity Index Fund	24,142,841

TOTAL EQUITY MUTUAL FUNDS — 92.84% (Cost $396,322,647)		$422,662,848
Account Balance
FIXED INTEREST CONTRACT
1,356,375 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,356,375

TOTAL FIXED INTEREST CONTRACT — 0.30% (Cost $1,356,375)		$ 1,356,375
TOTAL INVESTMENTS — 100.04% (Cost $428,047,304)		$455,445,378
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (173,974)
TOTAL NET ASSETS — 100.00%		$455,271,404

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2060 FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
12,945	Great-West Bond Index Fund Institutional Class(a)	$ 132,293
6,168	Great-West Core Bond Fund Institutional Class(a)	64,826
6,489	Great-West Global Bond Fund Institutional Class(a)	60,542
3,876	Great-West High Yield Bond Fund Institutional Class(a)	39,849
5,327	Great-West Multi-Sector Bond Fund Institutional Class(a)	53,165
631	Great-West Short Duration Bond Fund Institutional Class(a)	6,375

TOTAL BOND MUTUAL FUNDS — 6.71% (Cost $354,398)		$ 357,050
EQUITY MUTUAL FUNDS
3,449	American Century Real Estate Fund Class R6	93,059
8,414	DFA International Real Estate Securities Portfolio Institutional Class	38,200
2,757	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	35,758
27,077	Great-West Emerging Markets Equity Fund Institutional Class(a)	298,657
25,961	Great-West International Growth Fund Institutional Class(a)	309,711
64,830	Great-West International Index Fund Institutional Class(a)	687,852
42,978	Great-West International Value Fund Institutional Class(a)	378,634
28,659	Great-West Large Cap Growth Fund Institutional Class(a)	318,978
59,088	Great-West Large Cap Value Fund Institutional Class(a)	419,528
15,686	Great-West Mid Cap Value Fund Institutional Class(a)	143,528
11,692	Great-West Real Estate Index Fund Institutional Class(a)	93,066
81,183	Great-West S&P 500® Index Fund Institutional Class(a)	739,576
Shares		Fair Value
Equity Mutual Funds — (continued)
35,404	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	$ 315,807
38,428	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	302,428
2,032	Great-West Small Cap Growth Fund Institutional Class(a)	27,609
20,436	Great-West Small Cap Value Fund Institutional Class(a)	163,486
14,791	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	136,816
3,689	Invesco Global Real Estate Fund Class R6	38,403
2,817	Janus Henderson Triton Fund Class N	110,083
21,240	Northern Emerging Markets Equity Index Fund	297,152

TOTAL EQUITY MUTUAL FUNDS — 93.02% (Cost $4,561,187)		$4,948,331
Account Balance
FIXED INTEREST CONTRACT
15,407 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	15,407

TOTAL FIXED INTEREST CONTRACT — 0.29% (Cost $15,407)		$ 15,407
TOTAL INVESTMENTS — 100.02% (Cost $4,930,992)		$5,320,788
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$ (1,297)
TOTAL NET ASSETS — 100.00%		$5,319,491

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2020
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$737,590,700	$314,248,658	$1,522,790,844
Investments at fair value, unaffiliated(b)	34,164,776	16,346,513	89,560,059
Subscriptions receivable	461,735	605,022	1,433,269
Receivable for investments sold	1,044,392	831,569	10,966,698
Total Assets	773,261,603	332,031,762	1,624,750,870
LIABILITIES:
Payable for distribution fees	28,109	2,733	77,466
Payable for investments purchased	583	54,300	3,554
Payable for shareholder services fees	207,751	82,674	419,427
Payable to investment adviser	51,813	23,766	128,507
Redemptions payable	1,505,544	1,382,291	12,396,413
Total Liabilities	1,793,800	1,545,764	13,025,367
NET ASSETS	$771,467,803	$330,485,998	$1,611,725,503
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,490,368	$2,854,427	$11,410,588
Paid-in capital in excess of par	714,793,723	309,981,578	1,485,178,061
Undistributed/accumulated earnings	51,183,712	17,649,993	115,136,854
NET ASSETS	$771,467,803	$330,485,998	$1,611,725,503
NET ASSETS BY CLASS
Investor Class	$370,480,743	$251,811,138	$509,177,850
Service Class	$328,330,979	$30,582,881	$901,293,685
Class L	$602,997	$423,646	$2,583,059
Institutional Class	$72,053,084	$47,668,333	$198,670,909
CAPITAL STOCK:
Authorized
Investor Class	180,000,000	160,000,000	200,000,000
Service Class	70,000,000	25,000,000	185,000,000
Class L	10,000,000	10,000,000	10,000,000
Institutional Class	30,000,000	12,000,000	80,000,000
Issued and Outstanding
Investor Class	25,083,885	21,772,590	32,858,194
Service Class	22,311,121	2,626,425	58,358,719
Class L	57,645	36,235	259,604
Institutional Class	7,451,026	4,109,024	22,629,363
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.77	$11.57	$15.50
Service Class	$14.72	$11.64	$15.44
Class L	$10.46	$11.69	$9.95
Institutional Class	$9.67	$11.60	$8.78
(a) Cost of investments, affiliated	$690,019,936	$296,005,757	$1,420,087,046
(b) Cost of investments, unaffiliated	$30,113,341	$14,534,525	$78,887,992
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2020
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$318,895,600	$1,450,682,693	$223,163,925
Investments at fair value, unaffiliated(b)	21,683,417	116,122,351	20,564,329
Subscriptions receivable	140,160	1,500,731	294,904
Receivable for investments sold	4,022,494	6,725,779	1,869,309
Total Assets	344,741,671	1,575,031,554	245,892,467
LIABILITIES:
Payable for distribution fees	4,023	79,174	3,438
Payable for investments purchased	25	5,554	71,691
Payable for shareholder services fees	80,619	399,780	57,721
Payable to investment adviser	28,758	140,345	22,508
Redemptions payable	4,162,629	8,220,956	2,092,522
Total Liabilities	4,276,054	8,845,809	2,247,880
NET ASSETS	$340,465,617	$1,566,185,745	$243,644,587
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,847,784	$11,535,729	$2,043,677
Paid-in capital in excess of par	316,793,887	1,446,318,778	226,215,563
Undistributed/accumulated earnings	20,823,946	108,331,238	15,385,347
NET ASSETS	$340,465,617	$1,566,185,745	$243,644,587
NET ASSETS BY CLASS
Investor Class	$227,945,387	$423,604,901	$156,385,158
Service Class	$46,336,592	$934,398,721	$40,090,998
Class L	$40,236	$1,283,814	$65,278
Institutional Class	$66,143,402	$206,898,309	$47,103,153
CAPITAL STOCK:
Authorized
Investor Class	155,000,000	170,000,000	90,000,000
Service Class	20,000,000	180,000,000	35,000,000
Class L	10,000,000	10,000,000	10,000,000
Institutional Class	25,000,000	90,000,000	20,000,000
Issued and Outstanding
Investor Class	19,096,745	27,925,731	13,154,727
Service Class	3,855,487	62,550,613	3,347,522
Class L	3,328	132,151	5,406
Institutional Class	5,522,283	24,748,791	3,929,116
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.94	$15.17	$11.89
Service Class	$12.02	$14.94	$11.98
Class L	$12.09	$9.71	$12.08
Institutional Class	$11.98	$8.36	$11.99
(a) Cost of investments, affiliated	$299,716,314	$1,371,549,039	$209,680,772
(b) Cost of investments, unaffiliated	$19,012,340	$101,989,491	$17,940,664
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2020
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$874,714,435	$118,923,549	$408,211,362
Investments at fair value, unaffiliated(b)	89,302,211	13,053,254	47,234,016
Subscriptions receivable	1,159,591	182,073	959,535
Receivable for investments sold	3,822,392	900,029	1,511,446
Total Assets	968,998,629	133,058,905	457,916,359
LIABILITIES:
Payable for distribution fees	50,050	2,960	25,576
Payable for investments purchased	3,790	76,526	3,833
Payable for shareholder services fees	240,292	28,250	105,563
Payable to investment adviser	90,764	12,382	42,835
Redemptions payable	4,978,193	1,005,576	2,467,148
Total Liabilities	5,363,089	1,125,694	2,644,955
NET ASSETS	$963,635,540	$131,933,211	$455,271,404
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,285,575	$1,063,752	$3,227,775
Paid-in capital in excess of par	893,202,780	121,263,383	424,474,570
Undistributed/accumulated earnings	63,147,185	9,606,076	27,569,059
NET ASSETS	$963,635,540	$131,933,211	$455,271,404
NET ASSETS BY CLASS
Investor Class	$225,206,410	$61,877,274	$55,218,390
Service Class	$589,841,267	$34,760,259	$303,106,142
Class L	$767,516	$45,947	$345,223
Institutional Class	$147,820,347	$35,249,731	$96,601,649
CAPITAL STOCK:
Authorized
Investor Class	85,000,000	65,000,000	35,000,000
Service Class	120,000,000	35,000,000	55,000,000
Class L	10,000,000	10,000,000	10,000,000
Institutional Class	60,000,000	15,000,000	35,000,000
Issued and Outstanding
Investor Class	14,841,037	5,002,289	2,974,486
Service Class	40,567,024	2,795,308	16,901,154
Class L	77,596	3,675	37,076
Institutional Class	17,370,093	2,836,246	12,365,038
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$15.17	$12.37	$18.56
Service Class	$14.54	$12.44	$17.93
Class L	$9.89	$12.50	$9.31
Institutional Class	$8.51	$12.43	$7.81
(a) Cost of investments, affiliated	$830,856,452	$110,863,751	$386,472,079
(b) Cost of investments, unaffiliated	$77,948,074	$11,308,454	$41,575,225
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2020
Great-West Lifetime 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)	$4,743,891
Investments at fair value, unaffiliated(b)	576,897
Subscriptions receivable	10,224
Receivable for investments sold	9,452
Total Assets	5,340,464
LIABILITIES:
Payable for distribution fees	7
Payable for investments purchased	1,633
Payable for shareholder services fees	847
Payable to investment adviser	443
Redemptions payable	18,043
Total Liabilities	20,973
NET ASSETS	$5,319,491
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$46,513
Paid-in capital in excess of par	4,870,807
Undistributed/accumulated earnings	402,171
NET ASSETS	$5,319,491
NET ASSETS BY CLASS
Investor Class	$3,333,465
Service Class	$97,799
Institutional Class	$1,888,227
CAPITAL STOCK:
Authorized
Investor Class	35,000,000
Service Class	35,000,000
Institutional Class	10,000,000
Issued and Outstanding
Investor Class	291,806
Service Class	8,536
Institutional Class	164,784
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.42
Service Class	$11.46
Institutional Class	$11.46
(a) Cost of investments, affiliated	$4,428,061
(b) Cost of investments, unaffiliated	$502,931
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2020
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$1,310,219	$370,075	$1,610,085
Dividends, affiliated	15,187,977	6,297,052	32,921,822
Dividends, unaffiliated	595,649	263,042	1,536,776
Total Income	17,093,845	6,930,169	36,068,683
EXPENSES:
Management fees	891,034	334,853	1,818,729
Shareholder services fees – Investor Class	453,523	240,510	681,761
Shareholder services fees – Service Class	1,133,433	107,673	3,109,631
Shareholder services fees – Class L	746,341	459,254	835,526
Distribution fees – Service Class	323,762	30,770	888,191
Distribution fees – Class L	531,172	326,951	594,765
Total Expenses	4,079,265	1,500,011	7,928,603
Less management fees waived	294,757	91,293	383,141
Net Expenses	3,784,508	1,408,718	7,545,462
NET INVESTMENT INCOME	13,309,337	5,521,451	28,523,221
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(13,002,546)	(5,637,956)	(25,386,664)
Net realized gain (loss) on investments, unaffiliated	113,271	(277,961)	2,136,598
Realized gain distributions received, affiliated	28,038,572	12,731,512	70,574,613
Realized gain distributions received, unaffiliated	275,713	131,150	787,641
Net Realized Gain	15,425,010	6,946,745	48,112,188
Net change in unrealized appreciation on investments, affiliated	45,166,509	17,594,864	89,716,396
Net change in unrealized appreciation on investments, unaffiliated	1,983,083	1,407,635	4,361,024
Net Change in Unrealized Appreciation	47,149,592	19,002,499	94,077,420
Net Realized and Unrealized Gain	62,574,602	25,949,244	142,189,608
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,883,939	$31,470,695	$170,712,829
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2020
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$187,603	$556,590	$36,352
Dividends, affiliated	6,725,261	31,218,318	4,635,962
Dividends, unaffiliated	356,062	1,956,941	337,327
Total Income	7,268,926	33,731,849	5,009,641
EXPENSES:
Management fees	344,243	1,699,387	240,958
Shareholder services fees – Investor Class	211,407	573,920	135,073
Shareholder services fees – Service Class	151,563	3,034,862	119,603
Shareholder services fees – Class L	410,309	684,425	290,530
Distribution fees – Service Class	43,312	867,018	34,179
Distribution fees – Class L	292,110	487,097	206,820
Total Expenses	1,452,944	7,346,709	1,027,163
Less management fees waived	53,326	179,892	18,841
Net Expenses	1,399,618	7,166,817	1,008,322
NET INVESTMENT INCOME	5,869,308	26,565,032	4,001,319
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(7,828,159)	(20,645,340)	(7,477,447)
Net realized gain (loss) on investments, unaffiliated	(251,828)	3,832,362	(329,271)
Realized gain distributions received, affiliated	16,623,594	86,702,304	14,422,567
Realized gain distributions received, unaffiliated	192,262	1,071,655	188,749
Net Realized Gain	8,735,869	70,960,981	6,804,598
Net change in unrealized appreciation on investments, affiliated	21,459,001	74,340,736	16,665,723
Net change in unrealized appreciation on investments, unaffiliated	2,185,247	5,236,286	2,268,830
Net Change in Unrealized Appreciation	23,644,248	79,577,022	18,934,553
Net Realized and Unrealized Gain	32,380,117	150,538,003	25,739,151
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,249,425	$177,103,035	$29,740,470
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2020
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$77,186	$5,275	$18,493
Dividends, affiliated	18,334,495	2,430,708	8,358,533
Dividends, unaffiliated	1,499,816	214,737	791,642
Total Income	19,911,497	2,650,720	9,168,668
EXPENSES:
Management fees	1,014,957	128,774	461,135
Shareholder services fees – Investor Class	286,059	55,326	87,444
Shareholder services fees – Service Class	1,869,822	99,222	920,159
Shareholder services fees – Class L	359,685	107,633	66,255
Distribution fees – Service Class	534,221	28,365	262,939
Distribution fees – Class L	255,974	76,608	47,147
Total Expenses	4,320,718	495,928	1,845,079
Less management fees waived	66,259	8,087	30,216
Net Expenses	4,254,459	487,841	1,814,863
NET INVESTMENT INCOME	15,657,038	2,162,879	7,353,805
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(16,371,877)	(4,218,684)	(8,589,200)
Net realized gain (loss) on investments, unaffiliated	3,146,583	(187,897)	1,199,088
Realized gain distributions received, affiliated	59,758,955	8,022,705	27,295,762
Realized gain distributions received, unaffiliated	831,324	119,352	432,833
Net Realized Gain	47,364,985	3,735,476	20,338,483
Net change in unrealized appreciation on investments, affiliated	48,209,090	9,455,249	25,922,427
Net change in unrealized appreciation on investments, unaffiliated	4,525,439	1,485,194	3,283,815
Net Change in Unrealized Appreciation	52,734,529	10,940,443	29,206,242
Net Realized and Unrealized Gain	100,099,514	14,675,919	49,544,725
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$115,756,552	$16,838,798	$56,898,530
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2020
Great-West Lifetime 2060 Fund
INVESTMENT INCOME:
Interest, affiliated	$148
Dividends, affiliated	77,581
Dividends, unaffiliated	8,118
Total Income	85,847
EXPENSES:
Management fees	3,018
Shareholder services fees – Investor Class	2,201
Shareholder services fees – Service Class	233
Shareholder services fees – Class L(a)	4,093
Distribution fees – Service Class	64
Distribution fees – Class L(a)	2,901
Total Expenses	12,510
Less amount waived by distributor - Service Class	11
Less management fees waived	206
Net Expenses	12,293
NET INVESTMENT INCOME	73,554
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(106,238)
Net realized loss on investments, unaffiliated	(16,617)
Realized gain distributions received, affiliated	268,201
Realized gain distributions received, unaffiliated	4,684
Net Realized Gain	150,030
Net change in unrealized appreciation on investments, affiliated	278,615
Net change in unrealized appreciation on investments, unaffiliated	70,021
Net Change in Unrealized Appreciation	348,636
Net Realized and Unrealized Gain	498,666
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$572,220
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Lifetime 2015 Fund	2020	2019
OPERATIONS:
Net investment income	$13,309,337	$15,958,089
Net realized gain	15,425,010	21,805,809
Net change in unrealized appreciation	47,149,592	78,414,521
Net Increase in Net Assets Resulting from Operations	75,883,939	116,178,419
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(4,798,681)	(3,634,947)
Service Class	(10,245,285)	(23,905,601)
Class L	(9,752,937)	(22,888,936)
Institutional Class	(4,150,952)	(8,399,135)
From Net Investment Income and Net Realized Gains	(28,947,855)	(58,828,619)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	310,567,368	7,001,732
Service Class	41,877,702	56,905,608
Class L	50,357,587	54,886,565
Institutional Class	15,539,734	24,745,758
Shares issued in reinvestment of distributions
Investor Class	4,798,681	3,634,947
Service Class	10,245,285	23,905,601
Class L	9,752,937	22,888,936
Institutional Class	4,150,952	8,399,135
Shares issued in connection with fund reorganization
Investor Class	3,729,227	N/A
Service Class	38,860,348	N/A
Institutional Class	4,426,838	N/A
Shares redeemed
Investor Class	(28,855,055)	(19,404,177)
Service Class	(153,828,235)	(193,176,648)
Class L	(345,882,704)	(48,173,008)
Institutional Class	(43,561,057)	(22,106,952)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(77,820,392)	(80,492,503)
Total Decrease in Net Assets	(30,884,308)	(23,142,703)
NET ASSETS:
Beginning of year	802,352,111	825,494,814
End of year	$771,467,803	$802,352,111
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Lifetime 2015 Fund	2020	2019
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	22,373,264	512,737
Service Class	3,114,222	4,200,309
Class L	5,268,410	5,560,570
Institutional Class	1,722,652	2,653,767
Shares issued in reinvestment of distributions
Investor Class	332,308	267,822
Service Class	739,476	1,775,301
Class L	1,009,915	2,361,561
Institutional Class	451,353	918,567
Shares issued in connection with fund reorganization
Investor Class	262,736	N/A
Service Class	2,754,783	N/A
Institutional Class	470,010	N/A
Shares redeemed
Investor Class	(2,039,869)	(1,419,556)
Service Class	(11,307,902)	(14,263,120)
Class L	(35,715,349)	(4,889,571)
Institutional Class	(4,750,704)	(2,369,178)
Net Decrease	(15,314,695)	(4,690,791)
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Lifetime 2020 Fund	2020	2019
OPERATIONS:
Net investment income	$5,521,451	$4,894,297
Net realized gain	6,946,745	1,940,309
Net change in unrealized appreciation	19,002,499	25,633,682
Net Increase in Net Assets Resulting from Operations	31,470,695	32,468,288
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(5,738,024)	(942,557)
Service Class	(1,392,041)	(2,041,876)
Class L	(4,927,189)	(8,742,153)
Institutional Class	(2,442,385)	(4,000,439)
From Net Investment Income and Net Realized Gains	(14,499,639)	(15,727,025)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	245,287,484	2,717,251
Service Class	9,795,162	9,500,372
Class L	92,742,770	93,718,393
Institutional Class	10,588,554	22,983,328
Shares issued in reinvestment of distributions
Investor Class	5,738,024	942,557
Service Class	1,392,041	2,041,876
Class L	4,927,189	8,742,153
Institutional Class	2,442,385	4,000,439
Shares issued in connection with fund reorganization
Investor Class	20,590	N/A
Service Class	3,816,896	N/A
Institutional Class	2,042,501	N/A
Shares redeemed
Investor Class	(27,288,136)	(5,209,941)
Service Class	(17,998,868)	(14,097,135)
Class L	(254,951,965)	(42,596,768)
Institutional Class	(28,101,303)	(17,262,182)
Net Increase in Net Assets Resulting from Capital Share Transactions	50,453,324	65,480,343
Total Increase in Net Assets	67,424,380	82,221,606
NET ASSETS:
Beginning of year	263,061,618	180,840,012
End of year	$330,485,998	$263,061,618
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Lifetime 2020 Fund	2020	2019
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	22,338,088	253,328
Service Class	918,185	877,706
Class L	8,628,760	8,644,233
Institutional Class	987,040	2,136,644
Shares issued in reinvestment of distributions
Investor Class	499,160	87,728
Service Class	124,899	189,745
Class L	455,604	813,047
Institutional Class	219,798	371,002
Shares issued in connection with fund reorganization
Investor Class	1,840	N/A
Service Class	340,023	N/A
Institutional Class	182,229	N/A
Shares redeemed
Investor Class	(2,431,137)	(488,260)
Service Class	(1,684,925)	(1,305,836)
Class L	(23,555,371)	(3,936,534)
Institutional Class	(2,572,958)	(1,596,453)
Net Increase	4,451,235	6,046,350
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Lifetime 2025 Fund	2020	2019
OPERATIONS:
Net investment income	$28,523,221	$32,529,485
Net realized gain	48,112,188	49,407,250
Net change in unrealized appreciation	94,077,420	189,548,864
Net Increase in Net Assets Resulting from Operations	170,712,829	271,485,599
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(11,190,864)	(8,238,653)
Service Class	(38,220,688)	(75,477,570)
Class L	(15,548,519)	(30,518,876)
Institutional Class	(16,698,923)	(25,760,649)
From Net Investment Income and Net Realized Gains	(81,658,994)	(139,995,748)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	403,129,408	19,877,629
Service Class	131,341,999	164,558,749
Class L	105,449,959	109,539,669
Institutional Class	91,247,610	87,646,572
Shares issued in reinvestment of distributions
Investor Class	11,190,864	8,238,653
Service Class	38,220,688	75,477,570
Class L	15,548,519	30,518,876
Institutional Class	16,698,923	25,760,649
Shares issued in connection with fund reorganization
Investor Class	10,036,084	N/A
Service Class	86,583,553	N/A
Institutional Class	17,740,310	N/A
Shares redeemed
Investor Class	(58,242,704)	(48,981,637)
Service Class	(436,508,539)	(398,995,153)
Class L	(418,330,278)	(64,981,851)
Institutional Class	(146,293,814)	(64,679,407)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(132,187,418)	(56,019,681)
Total Increase (Decrease) in Net Assets	(43,133,583)	75,470,170
NET ASSETS:
Beginning of year	1,654,859,086	1,579,388,916
End of year	$1,611,725,503	$1,654,859,086
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Lifetime 2025 Fund	2020	2019
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	27,912,044	1,392,507
Service Class	9,370,891	11,555,288
Class L	11,581,838	11,468,859
Institutional Class	10,937,089	9,988,599
Shares issued in reinvestment of distributions
Investor Class	741,021	582,909
Service Class	2,632,741	5,375,674
Class L	1,710,422	3,297,582
Institutional Class	1,990,197	3,055,927
Shares issued in connection with fund reorganization
Investor Class	676,332	N/A
Service Class	5,869,634	N/A
Institutional Class	2,048,700	N/A
Shares redeemed
Investor Class	(3,998,036)	(3,415,635)
Service Class	(30,898,289)	(28,045,993)
Class L	(45,877,253)	(6,803,299)
Institutional Class	(17,400,694)	(7,334,426)
Net Increase (Decrease)	(22,703,363)	1,117,992
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Lifetime 2030 Fund	2020	2019
OPERATIONS:
Net investment income	$5,869,308	$4,949,957
Net realized gain	8,735,869	5,198,626
Net change in unrealized appreciation	23,644,248	28,422,598
Net Increase in Net Assets Resulting from Operations	38,249,425	38,571,181
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(6,078,571)	(757,222)
Service Class	(2,477,623)	(3,260,563)
Class L	(5,625,905)	(8,910,621)
Institutional Class	(3,992,859)	(5,853,039)
From Net Investment Income and Net Realized Gains	(18,174,958)	(18,781,445)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	214,467,295	3,209,775
Service Class	12,970,521	16,498,153
Class L	80,466,218	86,395,061
Institutional Class	20,840,937	30,212,779
Shares issued in reinvestment of distributions
Investor Class	6,078,571	757,222
Service Class	2,477,623	3,260,563
Class L	5,625,905	8,910,621
Institutional Class	3,992,859	5,853,039
Shares issued in connection with fund reorganization
Investor Class	136,798	N/A
Service Class	7,071,883	N/A
Institutional Class	3,195,023	N/A
Shares redeemed
Investor Class	(19,193,451)	(2,494,065)
Service Class	(23,829,477)	(18,676,429)
Class L	(226,046,872)	(33,442,572)
Institutional Class	(44,274,206)	(13,068,047)
Net Increase in Net Assets Resulting from Capital Share Transactions	43,979,627	87,416,100
Total Increase in Net Assets	64,054,094	107,205,836
NET ASSETS:
Beginning of year	276,411,523	169,205,687
End of year	$340,465,617	$276,411,523
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Lifetime 2030 Fund	2020	2019
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	19,288,517	291,501
Service Class	1,188,876	1,482,199
Class L	7,466,549	7,757,330
Institutional Class	1,896,007	2,741,814
Shares issued in reinvestment of distributions
Investor Class	512,993	69,026
Service Class	218,006	296,574
Class L	515,060	812,122
Institutional Class	352,697	531,188
Shares issued in connection with fund reorganization
Investor Class	11,968	N/A
Service Class	616,383	N/A
Institutional Class	278,917	N/A
Shares redeemed
Investor Class	(1,657,486)	(225,295)
Service Class	(2,195,607)	(1,686,337)
Class L	(20,611,433)	(3,018,553)
Institutional Class	(3,953,498)	(1,178,488)
Net Increase	3,927,949	7,873,081
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Lifetime 2035 Fund	2020	2019
OPERATIONS:
Net investment income	$26,565,032	$28,229,907
Net realized gain	70,960,981	57,109,092
Net change in unrealized appreciation	79,577,022	214,433,718
Net Increase in Net Assets Resulting from Operations	177,103,035	299,772,717
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(12,370,980)	(8,826,863)
Service Class	(48,947,116)	(88,733,523)
Class L	(15,033,722)	(30,918,404)
Institutional Class	(21,463,809)	(29,765,394)
From Net Investment Income and Net Realized Gains	(97,815,627)	(158,244,184)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	317,873,526	21,376,244
Service Class	140,700,395	169,023,132
Class L	72,957,671	90,827,990
Institutional Class	46,681,596	60,663,410
Shares issued in reinvestment of distributions
Investor Class	12,370,980	8,826,863
Service Class	48,947,116	88,733,523
Class L	15,033,722	30,918,404
Institutional Class	21,463,809	29,765,394
Shares issued in connection with fund reorganization
Investor Class	8,032,934	N/A
Service Class	80,686,911	N/A
Institutional Class	25,044,214	N/A
Shares redeemed
Investor Class	(47,067,737)	(49,712,773)
Service Class	(375,161,066)	(363,971,603)
Class L	(335,041,923)	(49,638,138)
Institutional Class	(93,083,059)	(36,928,270)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(60,560,911)	(115,824)
Total Increase in Net Assets	18,726,497	141,412,709
NET ASSETS:
Beginning of year	1,547,459,248	1,406,046,539
End of year	$1,566,185,745	$1,547,459,248
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Lifetime 2035 Fund	2020	2019
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	22,977,192	1,536,254
Service Class	10,506,765	12,269,418
Class L	8,302,770	9,632,710
Institutional Class	5,957,923	7,126,905
Shares issued in reinvestment of distributions
Investor Class	841,273	645,745
Service Class	3,524,202	6,608,323
Class L	1,735,004	3,445,038
Institutional Class	2,714,557	3,701,505
Shares issued in connection with fund reorganization
Investor Class	559,989	N/A
Service Class	5,725,562	N/A
Institutional Class	3,040,158	N/A
Shares redeemed
Investor Class	(3,394,861)	(3,534,491)
Service Class	(27,903,443)	(26,418,785)
Class L	(38,393,434)	(5,258,575)
Institutional Class	(11,680,871)	(4,335,873)
Net Increase (Decrease)	(15,487,214)	5,418,174
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Lifetime 2040 Fund	2020	2019
OPERATIONS:
Net investment income	$4,001,319	$3,264,529
Net realized gain	6,804,598	5,311,311
Net change in unrealized appreciation	18,934,553	22,041,188
Net Increase in Net Assets Resulting from Operations	29,740,470	30,617,028
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(4,459,934)	(390,552)
Service Class	(2,368,212)	(2,930,287)
Class L	(4,641,421)	(7,273,208)
Institutional Class	(3,196,801)	(4,266,497)
From Net Investment Income and Net Realized Gains	(14,666,368)	(14,860,544)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	147,965,440	1,439,787
Service Class	13,209,588	15,955,843
Class L	53,739,676	66,814,118
Institutional Class	15,097,070	18,295,030
Shares issued in reinvestment of distributions
Investor Class	4,459,934	390,552
Service Class	2,368,212	2,930,287
Class L	4,641,421	7,273,208
Institutional Class	3,196,801	4,266,497
Shares issued in connection with fund reorganization
Investor Class	14,169	N/A
Service Class	5,111,011	N/A
Institutional Class	1,867,423	N/A
Shares redeemed
Investor Class	(15,304,536)	(850,345)
Service Class	(18,899,621)	(13,711,809)
Class L	(156,120,372)	(27,254,727)
Institutional Class	(25,942,836)	(9,743,939)
Net Increase in Net Assets Resulting from Capital Share Transactions	35,403,380	65,804,502
Total Increase in Net Assets	50,477,482	81,560,986
NET ASSETS:
Beginning of year	193,167,105	111,606,119
End of year	$243,644,587	$193,167,105
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Lifetime 2040 Fund	2020	2019
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	13,684,839	130,852
Service Class	1,233,532	1,442,040
Class L	5,052,013	6,036,121
Institutional Class	1,455,981	1,668,915
Shares issued in reinvestment of distributions
Investor Class	377,521	36,125
Service Class	212,405	270,443
Class L	436,881	670,871
Institutional Class	287,192	391,414
Shares issued in connection with fund reorganization
Investor Class	1,265	N/A
Service Class	454,235	N/A
Institutional Class	165,596	N/A
Shares redeemed
Investor Class	(1,365,805)	(77,270)
Service Class	(1,796,656)	(1,249,144)
Class L	(14,595,689)	(2,470,803)
Institutional Class	(2,351,950)	(879,250)
Net Increase	3,251,360	5,970,314
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Lifetime 2045 Fund	2020	2019
OPERATIONS:
Net investment income	$15,657,038	$15,966,398
Net realized gain	47,364,985	36,847,530
Net change in unrealized appreciation	52,734,529	139,380,279
Net Increase in Net Assets Resulting from Operations	115,756,552	192,194,207
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(6,795,989)	(4,597,847)
Service Class	(33,765,773)	(61,937,292)
Class L	(8,385,001)	(17,598,466)
Institutional Class	(15,450,159)	(19,936,383)
From Net Investment Income and Net Realized Gains	(64,396,922)	(104,069,988)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	174,560,224	12,558,396
Service Class	106,862,709	131,225,930
Class L	40,570,436	49,122,778
Institutional Class	39,759,969	44,546,198
Shares issued in reinvestment of distributions
Investor Class	6,795,989	4,597,847
Service Class	33,765,773	61,937,292
Class L	8,385,001	17,598,466
Institutional Class	15,450,159	19,936,383
Shares issued in connection with fund reorganization
Investor Class	4,465,666	N/A
Service Class	54,644,634	N/A
Institutional Class	14,336,843	N/A
Shares redeemed
Investor Class	(26,217,295)	(32,262,814)
Service Class	(246,483,804)	(238,339,589)
Class L	(177,867,722)	(29,572,895)
Institutional Class	(55,601,564)	(26,380,350)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(6,572,982)	14,967,642
Total Increase in Net Assets	44,786,648	103,091,861
NET ASSETS:
Beginning of year	918,848,892	815,757,031
End of year	$963,635,540	$918,848,892
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Lifetime 2045 Fund	2020	2019
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	12,856,487	901,697
Service Class	8,355,726	9,765,707
Class L	4,668,066	5,127,350
Institutional Class	5,106,322	5,121,635
Shares issued in reinvestment of distributions
Investor Class	463,639	339,463
Service Class	2,530,955	4,766,322
Class L	968,599	1,936,208
Institutional Class	1,943,640	2,452,724
Shares issued in connection with fund reorganization
Investor Class	316,026	N/A
Service Class	4,037,403	N/A
Institutional Class	1,732,654	N/A
Shares redeemed
Investor Class	(1,907,779)	(2,289,439)
Service Class	(19,081,327)	(17,774,432)
Class L	(20,352,470)	(3,089,515)
Institutional Class	(6,940,615)	(3,026,664)
Net Increase (Decrease)	(5,302,674)	4,231,056
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Lifetime 2050 Fund	2020	2019
OPERATIONS:
Net investment income	$2,162,879	$1,805,071
Net realized gain	3,735,476	3,286,029
Net change in unrealized appreciation	10,940,443	12,381,281
Net Increase in Net Assets Resulting from Operations	16,838,798	17,472,381
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,834,101)	(248,333)
Service Class	(2,049,960)	(2,407,999)
Class L	(1,792,550)	(2,870,313)
Institutional Class	(2,409,744)	(2,705,221)
From Net Investment Income and Net Realized Gains	(8,086,355)	(8,231,866)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	54,918,946	1,079,239
Service Class	10,463,921	13,492,044
Class L	19,977,753	25,309,808
Institutional Class	14,063,572	14,045,745
Shares issued in reinvestment of distributions
Investor Class	1,834,101	248,333
Service Class	2,049,960	2,407,999
Class L	1,792,550	2,870,313
Institutional Class	2,409,744	2,705,221
Shares issued in connection with fund reorganization
Investor Class	43,215	N/A
Service Class	4,573,957	N/A
Institutional Class	1,304,761	N/A
Shares redeemed
Investor Class	(4,128,881)	(679,052)
Service Class	(13,650,417)	(10,501,596)
Class L	(59,527,362)	(10,380,249)
Institutional Class	(17,681,223)	(4,427,902)
Net Increase in Net Assets Resulting from Capital Share Transactions	18,444,597	36,169,903
Total Increase in Net Assets	27,197,040	45,410,418
NET ASSETS:
Beginning of year	104,736,171	59,325,753
End of year	$131,933,211	$104,736,171
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Lifetime 2050 Fund	2020	2019
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,941,737	94,743
Service Class	952,742	1,182,881
Class L	1,828,382	2,226,766
Institutional Class	1,293,015	1,233,523
Shares issued in reinvestment of distributions
Investor Class	149,746	22,194
Service Class	178,096	215,027
Class L	164,758	256,750
Institutional Class	210,204	240,424
Shares issued in connection with fund reorganization
Investor Class	3,742	N/A
Service Class	395,066	N/A
Institutional Class	112,610	N/A
Shares redeemed
Investor Class	(361,689)	(60,627)
Service Class	(1,242,202)	(921,309)
Class L	(5,419,497)	(911,769)
Institutional Class	(1,564,015)	(388,755)
Net Increase	1,642,695	3,189,848
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Lifetime 2055 Fund	2020	2019
OPERATIONS:
Net investment income	$7,353,805	$7,192,967
Net realized gain	20,338,483	17,172,312
Net change in unrealized appreciation	29,206,242	57,330,628
Net Increase in Net Assets Resulting from Operations	56,898,530	81,695,907
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,857,251)	(1,720,830)
Service Class	(15,451,715)	(26,042,194)
Class L	(1,725,785)	(3,732,441)
Institutional Class	(11,582,332)	(13,066,349)
From Net Investment Income and Net Realized Gains	(30,617,083)	(44,561,814)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	37,335,184	7,945,278
Service Class	83,724,114	96,645,084
Class L	9,935,434	14,364,911
Institutional Class	37,022,543	31,292,459
Shares issued in reinvestment of distributions
Investor Class	1,857,251	1,720,830
Service Class	15,451,715	26,042,194
Class L	1,725,785	3,732,441
Institutional Class	11,582,332	13,066,349
Shares issued in connection with fund reorganization
Investor Class	3,651,914	N/A
Service Class	29,549,900	N/A
Institutional Class	8,307,875	N/A
Shares redeemed
Investor Class	(11,403,868)	(13,906,425)
Service Class	(136,514,978)	(115,821,356)
Class L	(35,658,760)	(8,716,619)
Institutional Class	(37,932,868)	(14,501,286)
Net Increase in Net Assets Resulting from Capital Share Transactions	18,633,573	41,863,860
Total Increase in Net Assets	44,915,020	78,997,953
NET ASSETS:
Beginning of year	410,356,384	331,358,431
End of year	$455,271,404	$410,356,384
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Lifetime 2055 Fund	2020	2019
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,264,347	471,528
Service Class	5,318,892	5,918,195
Class L	1,202,084	1,537,881
Institutional Class	5,087,541	3,761,008
Shares issued in reinvestment of distributions
Investor Class	105,114	104,621
Service Class	938,240	1,637,722
Class L	211,414	427,772
Institutional Class	1,570,049	1,700,050
Shares issued in connection with fund reorganization
Investor Class	213,343	N/A
Service Class	1,787,642	N/A
Institutional Class	1,075,022	N/A
Shares redeemed
Investor Class	(690,921)	(820,871)
Service Class	(8,549,980)	(7,101,794)
Class L	(4,323,256)	(930,361)
Institutional Class	(5,092,493)	(1,743,984)
Net Increase	1,117,038	4,961,767
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended December 31, 2020
Great-West Lifetime 2060 Fund	2020	2019 (a)
OPERATIONS:
Net investment income	$73,554	$16,677
Net realized gain	150,030	26,678
Net change in unrealized appreciation	348,636	12,742
Net Increase in Net Assets Resulting from Operations	572,220	56,097
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(104,815)	(970)
Service Class	(4,408)	(502)
Class L(b)	(31,894)	(21,332)
Institutional Class	(84,552)	(781)
From Net Investment Income and Net Realized Gains	(225,669)	(23,585)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,232,383	42,777
Service Class	82,144	21,411
Class L(b)	2,908,522	2,678,305
Institutional Class	1,382,456	32,139
Shares issued in reinvestment of distributions
Investor Class	104,815	970
Service Class	4,408	502
Class L(b)	31,894	21,332
Institutional Class	84,552	781
Shares issued in connection with fund reorganization
Investor Class	10,864	N/A
Service Class	10,863	N/A
Institutional Class	761,981	N/A
Shares redeemed
Investor Class	(312,189)	(2)
Service Class	(35,799)	-
Class L(b)	(3,964,873)	(1,646,203)
Institutional Class	(513,590)	(15)
Net Increase in Net Assets Resulting from Capital Share Transactions	3,788,431	1,151,997
Total Increase in Net Assets	4,134,982	1,184,509
NET ASSETS:
Beginning of year	1,184,509	0
End of year	$5,319,491	$1,184,509
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended December 31, 2020
Great-West Lifetime 2060 Fund	2020	2019 (a)
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	306,336	4,150
Service Class	8,304	2,111
Class L(b)	285,961	267,079
Institutional Class	131,175	3,169
Shares issued in reinvestment of distributions
Investor Class	9,208	92
Service Class	402	48
Class L(b)	3,177	2,022
Institutional Class	7,593	74
Shares issued in connection with fund reorganization
Investor Class	1,035	N/A
Service Class	1,035	N/A
Institutional Class	72,458	N/A
Shares redeemed
Investor Class	(29,015)	-
Service Class	(3,364)	-
Class L(b)	(391,480)	(166,759)
Institutional Class	(49,683)	(2)
Net Increase	353,142	111,984
(a)	Fund commenced operations on May 2, 2019.
(b)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$13.77	0.47	1.02	1.49	(0.25)	(0.24)	(0.49)	$14.77	11.00%
12/31/2019	$12.72	0.27	1.63	1.90	(0.20)	(0.65)	(0.85)	$13.77	15.17%
12/31/2018	$14.12	0.33	(0.93)	(0.60)	(0.30)	(0.50)	(0.80)	$12.72	(4.42%)
12/31/2017	$13.26	0.27	1.20	1.47	(0.23)	(0.38)	(0.61)	$14.12	11.13%
12/31/2016	$12.71	0.34	0.58	0.92	(0.25)	(0.12)	(0.37)	$13.26	7.25%
Service Class
12/31/2020	$13.68	0.24	1.24	1.48	(0.20)	(0.24)	(0.44)	$14.72	11.01%
12/31/2019	$12.64	0.25	1.61	1.86	(0.17)	(0.65)	(0.82)	$13.68	14.96%
12/31/2018	$14.02	0.32	(0.92)	(0.60)	(0.28)	(0.50)	(0.78)	$12.64	(4.45%)
12/31/2017	$13.17	0.26	1.18	1.44	(0.21)	(0.38)	(0.59)	$14.02	10.98%
12/31/2016	$12.62	0.32	0.59	0.91	(0.24)	(0.12)	(0.36)	$13.17	7.18%
Class L
12/31/2020	$ 9.77	0.07	0.95	1.02	(0.09)	(0.24)	(0.33)	$10.46	10.74%
12/31/2019	$ 9.27	0.19	1.15	1.34	(0.19)	(0.65)	(0.84)	$ 9.77	14.83%
12/31/2018	$10.51	0.24	(0.69)	(0.45)	(0.29)	(0.50)	(0.79)	$ 9.27	(4.54%)
12/31/2017	$10.04	0.21	0.87	1.08	(0.23)	(0.38)	(0.61)	$10.51	10.83%
12/31/2016 (d)	$10.00	0.18	0.21	0.39	(0.25)	(0.10)	(0.35)	$10.04	3.93% (e)
Institutional Class
12/31/2020	$ 9.16	0.20	0.82	1.02	(0.27)	(0.24)	(0.51)	$ 9.67	11.47%
12/31/2019	$ 8.76	0.23	1.10	1.33	(0.28)	(0.65)	(0.93)	$ 9.16	15.53%
12/31/2018	$10.01	0.30	(0.68)	(0.38)	(0.37)	(0.50)	(0.87)	$ 8.76	(4.03%)
12/31/2017	$ 9.61	0.33	0.77	1.10	(0.32)	(0.38)	(0.70)	$10.01	11.54%
12/31/2016	$ 9.32	0.27	0.43	0.70	(0.29)	(0.12)	(0.41)	$ 9.61	7.57%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2020	$370,481	0.47%	0.43%	3.34%	24%
12/31/2019	$ 57,202	0.47%	0.43%	2.00%	17%
12/31/2018	$ 60,993	0.47%	0.44%	2.33%	43%
12/31/2017	$ 92,389	0.47%	0.44%	1.96%	22%
12/31/2016	$108,266	0.47%	0.45%	2.57%	33%
Service Class
12/31/2020	$328,331	0.57%	0.53%	1.73%	24%
12/31/2019	$369,554	0.57%	0.53%	1.83%	17%
12/31/2018	$446,092	0.57%	0.54%	2.28%	43%
12/31/2017	$607,903	0.57%	0.54%	1.90%	22%
12/31/2016	$683,608	0.57%	0.55%	2.42%	33%
Class L
12/31/2020	$ 603	0.72%	0.68%	0.78%	24%
12/31/2019	$288,035	0.72%	0.68%	1.88%	17%
12/31/2018	$245,206	0.72%	0.69%	2.32%	43%
12/31/2017	$260,469	0.72%	0.69%	1.97%	22%
12/31/2016 (d)	$187,837	0.72% (h)	0.69% (h)	2.58% (h)	33%
Institutional Class
12/31/2020	$ 72,053	0.12%	0.08%	2.22%	24%
12/31/2019	$ 87,560	0.12%	0.08%	2.46%	17%
12/31/2018	$ 73,205	0.12%	0.09%	3.06%	43%
12/31/2017	$ 43,287	0.12%	0.09%	3.25%	22%
12/31/2016	$ 12,066	0.12%	0.10%	2.75%	33%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$10.91	0.46	0.75	1.21	(0.22)	(0.33)	(0.55)	$11.57	11.31%
12/31/2019	$10.00	0.22	1.40	1.62	(0.20)	(0.51)	(0.71)	$10.91	16.44%
12/31/2018	$11.12	0.29	(0.82)	(0.53)	(0.30)	(0.29)	(0.59)	$10.00	(4.94%)
12/31/2017	$10.28	0.45	0.82	1.27	(0.36)	(0.07)	(0.43)	$11.12	12.43%
12/31/2016 (d)	$10.00	0.24	0.24	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.84% (e)
Service Class
12/31/2020	$10.94	0.20	1.00	1.20	(0.17)	(0.33)	(0.50)	$11.64	11.21%
12/31/2019	$10.03	0.21	1.40	1.61	(0.19)	(0.51)	(0.70)	$10.94	16.24%
12/31/2018	$11.15	0.28	(0.82)	(0.54)	(0.29)	(0.29)	(0.58)	$10.03	(5.02%)
12/31/2017	$10.28	0.28	0.97	1.25	(0.31)	(0.07)	(0.38)	$11.15	12.30%
12/31/2016 (d)	$10.00	0.35	0.13	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.85% (e)
Class L
12/31/2020	$10.92	0.08	1.09	1.17	(0.07)	(0.33)	(0.40)	$11.69	10.91%
12/31/2019	$10.02	0.23	1.37	1.60	(0.19)	(0.51)	(0.70)	$10.92	16.13%
12/31/2018	$11.14	0.29	(0.85)	(0.56)	(0.27)	(0.29)	(0.56)	$10.02	(5.17%)
12/31/2017	$10.29	0.43	0.82	1.25	(0.33)	(0.07)	(0.40)	$11.14	12.24%
12/31/2016 (d)	$10.00	0.19	0.28	0.47	(0.17)	(0.01)	(0.18)	$10.29	4.76% (e)
Institutional Class
12/31/2020	$10.92	0.24	1.01	1.25	(0.24)	(0.33)	(0.57)	$11.60	11.72%
12/31/2019	$10.03	0.27	1.39	1.66	(0.26)	(0.51)	(0.77)	$10.92	16.80%
12/31/2018	$11.16	0.34	(0.83)	(0.49)	(0.35)	(0.29)	(0.64)	$10.03	(4.58%)
12/31/2017	$10.28	0.29	1.02	1.31	(0.36)	(0.07)	(0.43)	$11.16	12.81%
12/31/2016 (d)	$10.00	1.26	(0.76)	0.50	(0.21)	(0.01)	(0.22)	$10.28	5.03% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2020	$251,811	0.47%	0.44%	4.11%	34%
12/31/2019	$ 14,883	0.47%	0.44%	2.02%	26%
12/31/2018	$ 15,119	0.47%	0.44%	2.65%	46%
12/31/2017	$ 11,305	0.47%	0.45%	4.08%	49%
12/31/2016 (d)	$ 3,016	0.47% (h)	0.45% (h)	3.50% (h)	36% (e)
Service Class
12/31/2020	$ 30,583	0.57%	0.54%	1.86%	34%
12/31/2019	$ 32,034	0.57%	0.54%	1.97%	26%
12/31/2018	$ 31,750	0.57%	0.54%	2.57%	46%
12/31/2017	$ 27,376	0.57%	0.55%	2.51%	49%
12/31/2016 (d)	$ 9,858	0.57% (h)	0.55% (h)	4.97% (h)	36% (e)
Class L
12/31/2020	$ 424	0.72%	0.69%	0.80%	34%
12/31/2019	$158,359	0.72%	0.69%	2.11%	26%
12/31/2018	$ 90,032	0.72%	0.69%	2.66%	46%
12/31/2017	$ 50,498	0.72%	0.70%	3.88%	49%
12/31/2016 (d)	$ 10	0.72% (h)	0.45% (h)	2.81% (h)	36% (e)
Institutional Class
12/31/2020	$ 47,668	0.12%	0.09%	2.23%	34%
12/31/2019	$ 57,786	0.12%	0.09%	2.49%	26%
12/31/2018	$ 43,938	0.12%	0.09%	3.10%	46%
12/31/2017	$ 21,434	0.12%	0.10%	2.62%	49%
12/31/2016 (d)	$ 2,557	0.12% (h)	0.10% (h)	17.84% (h)	36% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$14.46	0.49	1.23	1.72	(0.27)	(0.41)	(0.68)	$15.50	12.24%
12/31/2019	$13.19	0.28	2.05	2.33	(0.22)	(0.84)	(1.06)	$14.46	18.01%
12/31/2018	$15.08	0.32	(1.15)	(0.83)	(0.30)	(0.76)	(1.06)	$13.19	(5.73%)
12/31/2017	$13.97	0.29	1.66	1.95	(0.25)	(0.59)	(0.84)	$15.08	14.14%
12/31/2016	$13.33	0.37	0.70	1.07	(0.26)	(0.17)	(0.43)	$13.97	8.13%
Service Class
12/31/2020	$14.37	0.25	1.44	1.69	(0.21)	(0.41)	(0.62)	$15.44	12.12%
12/31/2019	$13.11	0.27	2.03	2.30	(0.20)	(0.84)	(1.04)	$14.37	17.89%
12/31/2018	$14.99	0.32	(1.16)	(0.84)	(0.28)	(0.76)	(1.04)	$13.11	(5.82%)
12/31/2017	$13.90	0.29	1.63	1.92	(0.24)	(0.59)	(0.83)	$14.99	13.96%
12/31/2016	$13.26	0.35	0.71	1.06	(0.25)	(0.17)	(0.42)	$13.90	8.07%
Class L
12/31/2020	$ 9.37	0.07	1.00	1.07	(0.08)	(0.41)	(0.49)	$ 9.95	11.96%
12/31/2019	$ 8.90	0.19	1.35	1.54	(0.23)	(0.84)	(1.07)	$ 9.37	17.68%
12/31/2018	$10.56	0.24	(0.84)	(0.60)	(0.30)	(0.76)	(1.06)	$ 8.90	(5.88%)
12/31/2017	$10.05	0.22	1.15	1.37	(0.27)	(0.59)	(0.86)	$10.56	13.81%
12/31/2016 (d)	$10.00	0.19	0.28	0.47	(0.27)	(0.15)	(0.42)	$10.05	4.72% (e)
Institutional Class
12/31/2020	$ 8.47	0.20	0.82	1.02	(0.30)	(0.41)	(0.71)	$ 8.78	12.67%
12/31/2019	$ 8.16	0.22	1.23	1.45	(0.30)	(0.84)	(1.14)	$ 8.47	18.43%
12/31/2018	$ 9.80	0.29	(0.78)	(0.49)	(0.39)	(0.76)	(1.15)	$ 8.16	(5.41%)
12/31/2017	$ 9.40	0.34	1.01	1.35	(0.36)	(0.59)	(0.95)	$ 9.80	14.56%
12/31/2016	$ 9.13	0.35	0.40	0.75	(0.31)	(0.17)	(0.48)	$ 9.40	8.37%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2020	$ 509,178	0.47%	0.44%	3.35%	28%
12/31/2019	$ 108,828	0.47%	0.45%	1.93%	22%
12/31/2018	$ 118,244	0.47%	0.45%	2.17%	39%
12/31/2017	$ 173,780	0.47%	0.45%	1.92%	21%
12/31/2016	$ 196,646	0.47%	0.46%	2.63%	27%
Service Class
12/31/2020	$ 901,294	0.57%	0.54%	1.74%	28%
12/31/2019	$1,026,060	0.57%	0.55%	1.87%	22%
12/31/2018	$1,081,687	0.57%	0.55%	2.17%	39%
12/31/2017	$1,373,819	0.57%	0.55%	1.93%	21%
12/31/2016	$1,384,606	0.57%	0.56%	2.50%	27%
Class L
12/31/2020	$ 2,583	0.72%	0.69%	0.79%	28%
12/31/2019	$ 307,685	0.72%	0.70%	1.96%	22%
12/31/2018	$ 221,557	0.72%	0.70%	2.29%	39%
12/31/2017	$ 203,493	0.72%	0.70%	2.05%	21%
12/31/2016 (d)	$ 133,562	0.72% (h)	0.71% (h)	2.67% (h)	27%
Institutional Class
12/31/2020	$ 198,671	0.12%	0.09%	2.40%	28%
12/31/2019	$ 212,287	0.12%	0.10%	2.48%	22%
12/31/2018	$ 157,901	0.12%	0.10%	2.97%	39%
12/31/2017	$ 105,501	0.12%	0.10%	3.42%	21%
12/31/2016	$ 24,853	0.12%	0.11%	3.68%	27%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$11.24	0.53	0.84	1.37	(0.22)	(0.45)	(0.67)	$11.94	12.61%
12/31/2019	$10.13	0.23	1.75	1.98	(0.21)	(0.66)	(0.87)	$11.24	20.00%
12/31/2018	$11.61	0.28	(1.04)	(0.76)	(0.30)	(0.42)	(0.72)	$10.13	(6.74%)
12/31/2017	$10.40	0.35	1.32	1.67	(0.36)	(0.10)	(0.46)	$11.61	16.18%
12/31/2016 (d)	$10.00	0.26	0.34	0.60	(0.19)	(0.01)	(0.20)	$10.40	6.11% (e)
Service Class
12/31/2020	$11.28	0.22	1.15	1.37	(0.18)	(0.45)	(0.63)	$12.02	12.50%
12/31/2019	$10.15	0.22	1.76	1.98	(0.19)	(0.66)	(0.85)	$11.28	19.84%
12/31/2018	$11.64	0.27	(1.05)	(0.78)	(0.29)	(0.42)	(0.71)	$10.15	(6.82%)
12/31/2017	$10.40	0.30	1.37	1.67	(0.33)	(0.10)	(0.43)	$11.64	16.13%
12/31/2016 (d)	$10.00	0.56	0.05	0.61	(0.20)	(0.01)	(0.21)	$10.40	6.17% (e)
Class L
12/31/2020	$11.25	0.07	1.27	1.34	(0.05)	(0.45)	(0.50)	$12.09	12.32%
12/31/2019	$10.14	0.24	1.72	1.96	(0.19)	(0.66)	(0.85)	$11.25	19.77%
12/31/2018	$11.62	0.29	(1.08)	(0.79)	(0.27)	(0.42)	(0.69)	$10.14	(6.97%)
12/31/2017	$10.41	0.48	1.18	1.66	(0.35)	(0.10)	(0.45)	$11.62	16.04%
12/31/2016 (d)	$10.00	0.19	0.41	0.60	(0.18)	(0.01)	(0.19)	$10.41	6.03% (e)
Institutional Class
12/31/2020	$11.26	0.24	1.17	1.41	(0.24)	(0.45)	(0.69)	$11.98	12.99%
12/31/2019	$10.15	0.28	1.76	2.04	(0.27)	(0.66)	(0.93)	$11.26	20.52%
12/31/2018	$11.64	0.33	(1.05)	(0.72)	(0.35)	(0.42)	(0.77)	$10.15	(6.43%)
12/31/2017	$10.40	0.32	1.40	1.72	(0.38)	(0.10)	(0.48)	$11.64	16.60%
12/31/2016 (d)	$10.00	1.42	(0.80)	0.62	(0.21)	(0.01)	(0.22)	$10.40	6.32% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2020	$227,945	0.47%	0.45%	4.60%	35%
12/31/2019	$ 10,577	0.47%	0.45%	2.09%	23%
12/31/2018	$ 8,157	0.47%	0.46%	2.45%	40%
12/31/2017	$ 6,011	0.47%	0.46%	3.09%	35%
12/31/2016 (d)	$ 3,810	0.47% (h)	0.46% (h)	3.71% (h)	17% (e)
Service Class
12/31/2020	$ 46,337	0.57%	0.55%	2.01%	35%
12/31/2019	$ 45,451	0.57%	0.55%	1.93%	23%
12/31/2018	$ 39,959	0.57%	0.56%	2.38%	40%
12/31/2017	$ 31,962	0.57%	0.56%	2.61%	35%
12/31/2016 (d)	$ 8,594	0.57% (h)	0.56% (h)	7.93% (h)	17% (e)
Class L
12/31/2020	$ 40	0.72%	0.70%	0.68%	35%
12/31/2019	$142,140	0.72%	0.70%	2.16%	23%
12/31/2018	$ 71,812	0.72%	0.71%	2.56%	40%
12/31/2017	$ 39,597	0.72%	0.71%	4.12%	35%
12/31/2016 (d)	$ 11	0.72% (h)	0.47% (h)	2.83% (h)	17% (e)
Institutional Class
12/31/2020	$ 66,143	0.12%	0.10%	2.16%	35%
12/31/2019	$ 78,245	0.12%	0.10%	2.52%	23%
12/31/2018	$ 49,277	0.12%	0.11%	2.81%	40%
12/31/2017	$ 24,430	0.12%	0.11%	2.84%	35%
12/31/2016 (d)	$ 2,605	0.12% (h)	0.11% (h)	19.81% (h)	17% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$14.18	0.48	1.33	1.81	(0.25)	(0.57)	(0.82)	$15.17	13.30%
12/31/2019	$12.71	0.25	2.51	2.76	(0.20)	(1.09)	(1.29)	$14.18	22.17%
12/31/2018	$15.26	0.29	(1.44)	(1.15)	(0.26)	(1.14)	(1.40)	$12.71	(7.87%)
12/31/2017	$13.75	0.27	2.22	2.49	(0.26)	(0.72)	(0.98)	$15.26	18.36%
12/31/2016	$13.05	0.35	0.82	1.17	(0.24)	(0.23)	(0.47)	$13.75	9.04%
Service Class
12/31/2020	$13.93	0.24	1.54	1.78	(0.20)	(0.57)	(0.77)	$14.94	13.29%
12/31/2019	$12.50	0.24	2.47	2.71	(0.19)	(1.09)	(1.28)	$13.93	22.09%
12/31/2018	$15.03	0.28	(1.42)	(1.14)	(0.25)	(1.14)	(1.39)	$12.50	(7.95%)
12/31/2017	$13.57	0.27	2.16	2.43	(0.25)	(0.72)	(0.97)	$15.03	18.13%
12/31/2016	$12.88	0.33	0.82	1.15	(0.23)	(0.23)	(0.46)	$13.57	8.98%
Class L
12/31/2020	$ 9.20	0.06	1.08	1.14	(0.06)	(0.57)	(0.63)	$ 9.71	13.14%
12/31/2019	$ 8.67	0.18	1.66	1.84	(0.22)	(1.09)	(1.31)	$ 9.20	21.84%
12/31/2018	$10.91	0.21	(1.04)	(0.83)	(0.27)	(1.14)	(1.41)	$ 8.67	(8.08%)
12/31/2017	$10.11	0.22	1.58	1.80	(0.28)	(0.72)	(1.00)	$10.91	18.06%
12/31/2016 (d)	$10.00	0.19	0.37	0.56	(0.25)	(0.20)	(0.45)	$10.11	5.63% (e)
Institutional Class
12/31/2020	$ 8.17	0.18	0.87	1.05	(0.29)	(0.57)	(0.86)	$ 8.36	13.84%
12/31/2019	$ 7.85	0.20	1.50	1.70	(0.29)	(1.09)	(1.38)	$ 8.17	22.58%
12/31/2018	$10.05	0.27	(0.97)	(0.70)	(0.36)	(1.14)	(1.50)	$ 7.85	(7.56%)
12/31/2017	$ 9.41	0.37	1.36	1.73	(0.37)	(0.72)	(1.09)	$10.05	18.69%
12/31/2016	$ 9.07	0.39	0.47	0.86	(0.29)	(0.23)	(0.52)	$ 9.41	9.56%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2020	$ 423,605	0.47%	0.46%	3.40%	24%
12/31/2019	$ 98,420	0.47%	0.46%	1.80%	23%
12/31/2018	$ 105,406	0.47%	0.46%	1.89%	37%
12/31/2017	$ 162,090	0.47%	0.46%	1.82%	22%
12/31/2016	$ 175,123	0.47%	0.47%	2.58%	25%
Service Class
12/31/2020	$ 934,399	0.57%	0.56%	1.78%	24%
12/31/2019	$ 984,866	0.57%	0.56%	1.76%	23%
12/31/2018	$ 978,371	0.57%	0.56%	1.90%	37%
12/31/2017	$1,248,639	0.57%	0.56%	1.85%	22%
12/31/2016	$1,190,559	0.57%	0.57%	2.43%	25%
Class L
12/31/2020	$ 1,284	0.72%	0.71%	0.64%	24%
12/31/2019	$ 262,129	0.72%	0.71%	1.91%	23%
12/31/2018	$ 179,262	0.72%	0.71%	1.94%	37%
12/31/2017	$ 183,489	0.72%	0.71%	2.01%	22%
12/31/2016 (d)	$ 115,848	0.72% (h)	0.71% (h)	2.71% (h)	25%
Institutional Class
12/31/2020	$ 206,898	0.12%	0.11%	2.28%	24%
12/31/2019	$ 202,044	0.12%	0.11%	2.41%	23%
12/31/2018	$ 143,007	0.12%	0.11%	2.74%	37%
12/31/2017	$ 90,164	0.12%	0.11%	3.64%	22%
12/31/2016	$ 21,727	0.12%	0.11%	4.05%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$11.19	0.57	0.88	1.45	(0.21)	(0.54)	(0.75)	$11.89	13.60%
12/31/2019	$ 9.91	0.23	2.08	2.31	(0.21)	(0.82)	(1.03)	$11.19	23.83%
12/31/2018	$11.68	0.24	(1.23)	(0.99)	(0.32)	(0.46)	(0.78)	$ 9.91	(8.76%)
12/31/2017	$10.45	0.16	1.86	2.02	(0.51)	(0.28)	(0.79)	$11.68	19.53%
12/31/2016 (d)	$10.00	0.24	0.46	0.70	(0.22)	(0.03)	(0.25)	$10.45	7.09% (e)
Service Class
12/31/2020	$11.24	0.22	1.23	1.45	(0.17)	(0.54)	(0.71)	$11.98	13.53%
12/31/2019	$ 9.94	0.21	2.10	2.31	(0.19)	(0.82)	(1.01)	$11.24	23.63%
12/31/2018	$11.72	0.25	(1.27)	(1.02)	(0.30)	(0.46)	(0.76)	$ 9.94	(8.85%)
12/31/2017	$10.44	0.30	1.71	2.01	(0.45)	(0.28)	(0.73)	$11.72	19.34%
12/31/2016 (d)	$10.00	0.55	0.15	0.70	(0.23)	(0.03)	(0.26)	$10.44	7.08% (e)
Class L
12/31/2020	$11.23	0.05	1.38	1.43	(0.04)	(0.54)	(0.58)	$12.08	13.31%
12/31/2019	$ 9.95	0.24	2.04	2.28	(0.18)	(0.82)	(1.00)	$11.23	23.47%
12/31/2018	$11.71	0.27	(1.29)	(1.02)	(0.28)	(0.46)	(0.74)	$ 9.95	(8.97%)
12/31/2017	$10.46	0.53	1.47	2.00	(0.47)	(0.28)	(0.75)	$11.71	19.22%
12/31/2016 (d)	$10.00	0.19	0.50	0.69	(0.20)	(0.03)	(0.23)	$10.46	7.04% (e)
Institutional Class
12/31/2020	$11.26	0.23	1.27	1.50	(0.23)	(0.54)	(0.77)	$11.99	14.01%
12/31/2019	$ 9.97	0.27	2.10	2.37	(0.26)	(0.82)	(1.08)	$11.26	24.18%
12/31/2018	$11.74	0.31	(1.28)	(0.97)	(0.34)	(0.46)	(0.80)	$ 9.97	(8.40%)
12/31/2017	$10.46	0.33	1.72	2.05	(0.49)	(0.28)	(0.77)	$11.74	19.78%
12/31/2016 (d)	$10.00	1.47	(0.74)	0.73	(0.24)	(0.03)	(0.27)	$10.46	7.44% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2020	$156,385	0.47%	0.46%	5.03%	30%
12/31/2019	$ 5,112	0.47%	0.46%	2.13%	22%
12/31/2018	$ 3,638	0.47%	0.46%	2.05%	36%
12/31/2017	$ 3,616	0.47%	0.46%	1.40%	60%
12/31/2016 (d)	$ 10,771	0.47% (h)	0.46% (h)	3.38% (h)	40% (e)
Service Class
12/31/2020	$ 40,091	0.57%	0.56%	2.05%	30%
12/31/2019	$ 36,469	0.57%	0.56%	1.90%	22%
12/31/2018	$ 27,649	0.57%	0.56%	2.18%	36%
12/31/2017	$ 20,851	0.57%	0.57%	2.61%	60%
12/31/2016 (d)	$ 4,646	0.57% (h)	0.56% (h)	7.76% (h)	40% (e)
Class L
12/31/2020	$ 65	0.72%	0.71%	0.45%	30%
12/31/2019	$102,348	0.72%	0.71%	2.15%	22%
12/31/2018	$ 48,495	0.72%	0.71%	2.33%	36%
12/31/2017	$ 26,149	0.72%	0.72%	4.49%	60%
12/31/2016 (d)	$ 11	0.72% (h)	0.47% (h)	2.75% (h)	40% (e)
Institutional Class
12/31/2020	$ 47,103	0.12%	0.11%	2.18%	30%
12/31/2019	$ 49,238	0.12%	0.11%	2.39%	22%
12/31/2018	$ 31,825	0.12%	0.11%	2.63%	36%
12/31/2017	$ 12,975	0.12%	0.11%	2.82%	60%
12/31/2016 (d)	$ 1,821	0.12% (h)	0.12% (h)	20.33% (h)	40% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$14.16	0.53	1.35	1.88	(0.24)	(0.63)	(0.87)	$15.17	13.89%
12/31/2019	$12.58	0.22	2.80	3.02	(0.19)	(1.25)	(1.44)	$14.16	24.59%
12/31/2018	$15.38	0.27	(1.64)	(1.37)	(0.24)	(1.19)	(1.43)	$12.58	(9.36%)
12/31/2017	$13.60	0.25	2.50	2.75	(0.25)	(0.72)	(0.97)	$15.38	20.43%
12/31/2016	$12.82	0.34	0.88	1.22	(0.23)	(0.21)	(0.44)	$13.60	9.53%
Service Class
12/31/2020	$13.57	0.22	1.57	1.79	(0.19)	(0.63)	(0.82)	$14.54	13.81%
12/31/2019	$12.11	0.23	2.66	2.89	(0.18)	(1.25)	(1.43)	$13.57	24.51%
12/31/2018	$14.86	0.26	(1.59)	(1.33)	(0.23)	(1.19)	(1.42)	$12.11	(9.43%)
12/31/2017	$13.18	0.26	2.38	2.64	(0.24)	(0.72)	(0.96)	$14.86	20.27%
12/31/2016	$12.44	0.31	0.86	1.17	(0.22)	(0.21)	(0.43)	$13.18	9.40%
Class L
12/31/2020	$ 9.38	0.04	1.14	1.18	(0.04)	(0.63)	(0.67)	$ 9.89	13.53%
12/31/2019	$ 8.79	0.18	1.87	2.05	(0.21)	(1.25)	(1.46)	$ 9.38	24.31%
12/31/2018	$11.22	0.20	(1.19)	(0.99)	(0.25)	(1.19)	(1.44)	$ 8.79	(9.55%)
12/31/2017	$10.18	0.22	1.80	2.02	(0.26)	(0.72)	(0.98)	$11.22	20.14%
12/31/2016 (d)	$10.00	0.19	0.40	0.59	(0.23)	(0.18)	(0.41)	$10.18	5.94% (e)
Institutional Class
12/31/2020	$ 8.32	0.19	0.91	1.10	(0.28)	(0.63)	(0.91)	$ 8.51	14.33%
12/31/2019	$ 7.95	0.21	1.69	1.90	(0.28)	(1.25)	(1.53)	$ 8.32	25.14%
12/31/2018	$10.33	0.27	(1.12)	(0.85)	(0.34)	(1.19)	(1.53)	$ 7.95	(9.01%)
12/31/2017	$ 9.47	0.40	1.54	1.94	(0.36)	(0.72)	(1.08)	$10.33	20.76%
12/31/2016	$ 9.06	0.37	0.52	0.89	(0.27)	(0.21)	(0.48)	$ 9.47	9.88%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2020	$225,206	0.47%	0.46%	3.78%	23%
12/31/2019	$ 44,077	0.47%	0.46%	1.59%	24%
12/31/2018	$ 52,347	0.47%	0.46%	1.74%	33%
12/31/2017	$ 82,795	0.47%	0.46%	1.68%	22%
12/31/2016	$ 95,070	0.47%	0.47%	2.55%	23%
Service Class
12/31/2020	$589,841	0.57%	0.56%	1.69%	23%
12/31/2019	$606,808	0.57%	0.56%	1.70%	24%
12/31/2018	$581,048	0.57%	0.56%	1.74%	33%
12/31/2017	$733,375	0.57%	0.56%	1.82%	22%
12/31/2016	$671,090	0.57%	0.57%	2.36%	23%
Class L
12/31/2020	$ 768	0.72%	0.71%	0.46%	23%
12/31/2019	$138,790	0.72%	0.71%	1.85%	24%
12/31/2018	$ 95,073	0.72%	0.71%	1.82%	33%
12/31/2017	$ 93,630	0.72%	0.71%	1.95%	22%
12/31/2016 (d)	$ 58,663	0.72% (h)	0.72% (h)	2.68% (h)	23%
Institutional Class
12/31/2020	$147,820	0.12%	0.11%	2.39%	23%
12/31/2019	$129,174	0.12%	0.11%	2.40%	24%
12/31/2018	$ 87,290	0.12%	0.11%	2.64%	33%
12/31/2017	$ 57,098	0.12%	0.11%	3.82%	22%
12/31/2016	$ 11,297	0.12%	0.12%	3.94%	23%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$11.62	0.59	0.95	1.54	(0.22)	(0.57)	(0.79)	$12.37	13.96%
12/31/2019	$10.20	0.24	2.23	2.47	(0.21)	(0.84)	(1.05)	$11.62	24.82%
12/31/2018	$12.14	0.30	(1.42)	(1.12)	(0.32)	(0.50)	(0.82)	$10.20	(9.54%)
12/31/2017	$10.50	0.25	1.90	2.15	(0.39)	(0.12)	(0.51)	$12.14	20.59%
12/31/2016 (d)	$10.00	0.26	0.44	0.70	(0.19)	(0.01)	(0.20)	$10.50	7.15% (e)
Service Class
12/31/2020	$11.66	0.21	1.32	1.53	(0.18)	(0.57)	(0.75)	$12.44	13.79%
12/31/2019	$10.22	0.22	2.25	2.47	(0.19)	(0.84)	(1.03)	$11.66	24.80%
12/31/2018	$12.17	0.26	(1.41)	(1.15)	(0.30)	(0.50)	(0.80)	$10.22	(9.70%)
12/31/2017	$10.50	0.35	1.81	2.16	(0.37)	(0.12)	(0.49)	$12.17	20.67%
12/31/2016 (d)	$10.00	0.45	0.26	0.71	(0.20)	(0.01)	(0.21)	$10.50	7.16% (e)
Class L
12/31/2020	$11.63	0.04	1.43	1.47	(0.03)	(0.57)	(0.60)	$12.50	13.32%
12/31/2019	$10.21	0.24	2.21	2.45	(0.19)	(0.84)	(1.03)	$11.63	24.54%
12/31/2018	$12.15	0.28	(1.43)	(1.15)	(0.29)	(0.50)	(0.79)	$10.21	(9.78%)
12/31/2017	$10.51	0.47	1.67	2.14	(0.38)	(0.12)	(0.50)	$12.15	20.46%
12/31/2016 (d)	$10.00	0.18	0.52	0.70	(0.18)	(0.01)	(0.19)	$10.51	7.05% (e)
Institutional Class
12/31/2020	$11.66	0.24	1.34	1.58	(0.24)	(0.57)	(0.81)	$12.43	14.30%
12/31/2019	$10.24	0.29	2.24	2.53	(0.27)	(0.84)	(1.11)	$11.66	25.28%
12/31/2018	$12.19	0.32	(1.41)	(1.09)	(0.36)	(0.50)	(0.86)	$10.24	(9.21%)
12/31/2017	$10.51	0.34	1.87	2.21	(0.41)	(0.12)	(0.53)	$12.19	21.16%
12/31/2016 (d)	$10.00	1.43	(0.70)	0.73	(0.21)	(0.01)	(0.22)	$10.51	7.45% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2020	$61,877	0.47%	0.46%	5.04%	31%
12/31/2019	$ 3,124	0.47%	0.46%	2.07%	21%
12/31/2018	$ 2,166	0.47%	0.47%	2.49%	33%
12/31/2017	$ 1,304	0.47%	0.46%	2.15%	35%
12/31/2016 (d)	$ 1,198	0.47% (h)	0.46% (h)	3.66% (h)	17% (e)
Service Class
12/31/2020	$34,760	0.57%	0.56%	1.93%	31%
12/31/2019	$29,274	0.57%	0.56%	1.91%	21%
12/31/2018	$20,800	0.57%	0.57%	2.14%	33%
12/31/2017	$14,786	0.57%	0.57%	2.99%	35%
12/31/2016 (d)	$ 2,637	0.57% (h)	0.56% (h)	6.37% (h)	17% (e)
Class L
12/31/2020	$ 46	0.72%	0.71%	0.37%	31%
12/31/2019	$39,877	0.72%	0.71%	2.09%	21%
12/31/2018	$18,965	0.72%	0.72%	2.31%	33%
12/31/2017	$10,409	0.73%	0.72%	3.89%	35%
12/31/2016 (d)	$ 11	0.72% (h)	0.47% (h)	2.69% (h)	17% (e)
Institutional Class
12/31/2020	$35,250	0.12%	0.11%	2.17%	31%
12/31/2019	$32,461	0.12%	0.11%	2.52%	21%
12/31/2018	$17,395	0.12%	0.12%	2.61%	33%
12/31/2017	$ 8,929	0.12%	0.12%	2.88%	35%
12/31/2016 (d)	$ 899	0.12% (h)	0.12% (h)	19.78% (h)	17% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$17.21	0.57	1.73	2.30	(0.24)	(0.71)	(0.95)	$18.56	13.96%
12/31/2019	$15.10	0.28	3.41	3.69	(0.20)	(1.38)	(1.58)	$17.21	24.70%
12/31/2018	$18.35	0.32	(2.08)	(1.76)	(0.26)	(1.23)	(1.49)	$15.10	(9.75%)
12/31/2017	$16.04	0.30	3.01	3.31	(0.29)	(0.71)	(1.00)	$18.35	20.80%
12/31/2016	$15.10	0.42	1.00	1.42	(0.27)	(0.21)	(0.48)	$16.04	9.44%
Service Class
12/31/2020	$16.63	0.28	1.92	2.20	(0.19)	(0.71)	(0.90)	$17.93	13.81%
12/31/2019	$14.68	0.29	3.24	3.53	(0.20)	(1.38)	(1.58)	$16.63	24.70%
12/31/2018	$17.83	0.31	(1.98)	(1.67)	(0.25)	(1.23)	(1.48)	$14.68	(9.82%)
12/31/2017	$15.62	0.32	2.88	3.20	(0.28)	(0.71)	(0.99)	$17.83	20.67%
12/31/2016	$14.71	0.37	1.01	1.38	(0.26)	(0.21)	(0.47)	$15.62	9.39%
Class L
12/31/2020	$ 8.94	0.05	1.08	1.13	(0.05)	(0.71)	(0.76)	$ 9.31	13.70%
12/31/2019	$ 8.57	0.18	1.82	2.00	(0.25)	(1.38)	(1.63)	$ 8.94	24.47%
12/31/2018	$11.13	0.21	(1.24)	(1.03)	(0.30)	(1.23)	(1.53)	$ 8.57	(10.03%)
12/31/2017	$10.12	0.25	1.80	2.05	(0.33)	(0.71)	(1.04)	$11.13	20.53%
12/31/2016 (d)	$10.00	0.19	0.40	0.59	(0.28)	(0.19)	(0.47)	$10.12	5.88% (e)
Institutional Class
12/31/2020	$ 7.81	0.17	0.84	1.01	(0.30)	(0.71)	(1.01)	$ 7.81	14.33%
12/31/2019	$ 7.68	0.21	1.62	1.83	(0.32)	(1.38)	(1.70)	$ 7.81	25.19%
12/31/2018	$10.17	0.27	(1.14)	(0.87)	(0.39)	(1.23)	(1.62)	$ 7.68	(9.43%)
12/31/2017	$ 9.34	0.44	1.51	1.95	(0.41)	(0.71)	(1.12)	$10.17	21.24%
12/31/2016	$ 8.99	0.42	0.46	0.88	(0.32)	(0.21)	(0.53)	$ 9.34	9.87%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2020	$ 55,218	0.47%	0.46%	3.38%	28%
12/31/2019	$ 18,634	0.47%	0.46%	1.65%	26%
12/31/2018	$ 20,048	0.47%	0.46%	1.74%	36%
12/31/2017	$ 38,953	0.47%	0.46%	1.71%	25%
12/31/2016	$ 41,159	0.47%	0.47%	2.66%	20%
Service Class
12/31/2020	$303,106	0.57%	0.56%	1.75%	28%
12/31/2019	$289,415	0.57%	0.56%	1.78%	26%
12/31/2018	$248,803	0.57%	0.56%	1.77%	36%
12/31/2017	$287,723	0.57%	0.56%	1.86%	25%
12/31/2016	$244,187	0.57%	0.57%	2.42%	20%
Class L
12/31/2020	$ 345	0.72%	0.71%	0.57%	28%
12/31/2019	$ 26,352	0.72%	0.71%	1.96%	26%
12/31/2018	$ 16,384	0.72%	0.71%	1.92%	36%
12/31/2017	$ 14,498	0.72%	0.71%	2.23%	25%
12/31/2016 (d)	$ 7,380	0.72% (h)	0.71% (h)	2.62% (h)	20%
Institutional Class
12/31/2020	$ 96,602	0.12%	0.11%	2.34%	28%
12/31/2019	$ 75,956	0.12%	0.11%	2.52%	26%
12/31/2018	$ 46,123	0.12%	0.11%	2.78%	36%
12/31/2017	$ 26,985	0.12%	0.11%	4.30%	25%
12/31/2016	$ 2,797	0.12%	0.12%	4.43%	20%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2020	$10.58	0.55	0.89	1.44	(0.31)	(0.29)	(0.60)	$11.42	13.93%
12/31/2019 (d)	$10.00	0.43	0.42	0.85	(0.23)	(0.04)	(0.27)	$10.58	8.56% (e)
Service Class
12/31/2020	$10.59	0.72	0.72	1.44	(0.28)	(0.29)	(0.57)	$11.46	13.90%
12/31/2019 (d)	$10.00	0.30	0.56	0.86	(0.23)	(0.04)	(0.27)	$10.59	8.58% (e)
Institutional Class
12/31/2020	$10.59	0.75	0.74	1.49	(0.33)	(0.29)	(0.62)	$11.46	14.40%
12/31/2019 (d)	$10.00	0.38	0.50	0.88	(0.25)	(0.04)	(0.29)	$10.59	8.80% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
12/31/2020	$3,333	0.47%	0.46%	4.99%	116%
12/31/2019 (d)	$ 45	0.47% (h)	0.46% (h)	6.20% (h)	243% (e)
Service Class
12/31/2020	$ 98	0.57%	0.54%	7.14%	116%
12/31/2019 (d)	$ 23	0.57% (h)	0.48% (h)	4.34% (h)	243% (e)
Institutional Class
12/31/2020	$1,888	0.12%	0.11%	7.02%	116%
12/31/2019 (d)	$ 34	0.12% (h)	0.11% (h)	5.03% (h)	243% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on May 2, 2019.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Lifetime 2015 Fund, the Great-West Lifetime 2020 Fund, the Great-West Lifetime 2025 Fund, the Great-West Lifetime 2030 Fund, the Great-West Lifetime 2035 Fund, the Great-West Lifetime 2040 Fund, the Great-West Lifetime 2045 Fund, the Great-West Lifetime 2050 Fund, the Great-West Lifetime 2055 Fund and the Great-West Lifetime 2060 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Great-West Lifetime 2015 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
The Great-West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund and the Great-West Lifetime 2055 each offer four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. The Great-West Lifetime 2060 Fund offers three share classes, referred to as Investor Class, Service Class, and Institutional Class shares. Effective as of the close of business on October 2, 2020, the Great-West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund and the Great-West Lifetime 2055 Class L shares are closed to new investors. Existing shareholders may continue to contribute, reinvest dividends and capital gains arising from Class L shares. The Great-West Lifetime 2060 Fund Class L shares ceased operations on October 2, 2020. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.

Annual Report - December 31, 2020

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2020, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Annual Report - December 31, 2020

The tax character of distributions paid during the years ended December 31, 2020 and 2019 were as follows:
Great-West Lifetime 2015 Fund
	2020	2019
Ordinary income	$13,121,835	$13,687,276
Long-term capital gain	15,826,020	45,141,343
	$28,947,855	$58,828,619
Great-West Lifetime 2020 Fund
	2020	2019
Ordinary income	$5,563,270	$4,574,200
Long-term capital gain	8,936,369	11,152,825
	$14,499,639	$15,727,025
Great-West Lifetime 2025 Fund
	2020	2019
Ordinary income	$28,700,889	$30,055,451
Long-term capital gain	52,958,105	109,940,297
	$81,658,994	$139,995,748
Great-West Lifetime 2030 Fund
	2020	2019
Ordinary income	$5,911,593	$4,822,614
Long-term capital gain	12,263,365	13,958,831
	$18,174,958	$18,781,445
Great-West Lifetime 2035 Fund
	2020	2019
Ordinary income	$26,698,137	$27,183,752
Long-term capital gain	71,117,490	131,060,432
	$97,815,627	$158,244,184
Great-West Lifetime 2040 Fund
	2020	2019
Ordinary income	$4,028,451	$3,253,576
Long-term capital gain	10,637,917	11,606,968
	$14,666,368	$14,860,544
Great-West Lifetime 2045 Fund
	2020	2019
Ordinary income	$15,731,058	$15,573,038
Long-term capital gain	48,665,864	88,496,950
	$64,396,922	$104,069,988
Great-West Lifetime 2050 Fund
	2020	2019
Ordinary income	$2,176,698	$1,803,199
Long-term capital gain	5,909,657	6,428,667
	$8,086,355	$8,231,866

Annual Report - December 31, 2020

Great-West Lifetime 2055 Fund
	2020	2019
Ordinary income	$7,399,816	$7,039,493
Long-term capital gain	23,217,267	37,522,321
	$30,617,083	$44,561,814
Great-West Lifetime 2060 Fund
	2020	2019
Ordinary income	$105,869	$19,648
Long-term capital gain	119,800	3,937
	$225,669	$23,585
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, and differences due to fund mergers.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the below Funds have reclassified the below amounts from Paid-in capital to Undistributed/accumulated earnings for December 31, 2020. Net assets of each Fund were unaffected by the reclassifications.
Paid-in Capital to/from Undistributed/accumulated earnings
Great-West Lifetime 2015 Fund	$2,568,633
Great-West Lifetime 2020 Fund	214,125
Great-West Lifetime 2025 Fund	6,417,853
Great-West Lifetime 2030 Fund	436,090
Great-West Lifetime 2035 Fund	6,718,094
Great-West Lifetime 2040 Fund	374,371
Great-West Lifetime 2045 Fund	4,106,112
Great-West Lifetime 2050 Fund	306,966
Great-West Lifetime 2055 Fund	2,525,231
Great-West Lifetime 2060 Fund	5,595
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Great-West Lifetime 2015 Fund
Undistributed net investment income	$2,508,294
Undistributed long-term capital gains	20,347,565
Capital loss carryforwards	(681,200)
Post-October losses	—
Net unrealized appreciation	29,009,053
Tax composition of capital	$51,183,712
Great-West Lifetime 2020 Fund
Undistributed net investment income	$240,249
Undistributed long-term capital gains	10,749,952
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	6,659,792
Tax composition of capital	$17,649,993

Annual Report - December 31, 2020

Great-West Lifetime 2025 Fund
Undistributed net investment income	$2,902,816
Undistributed long-term capital gains	55,165,781
Capital loss carryforwards	(1,751,735)
Post-October losses	—
Net unrealized appreciation	58,819,992
Tax composition of capital	$115,136,854
Great-West Lifetime 2030 Fund
Undistributed net investment income	$85,682
Undistributed long-term capital gains	13,757,256
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	6,981,008
Tax composition of capital	$20,823,946
Great-West Lifetime 2035 Fund
Undistributed net investment income	$739,809
Undistributed long-term capital gains	68,225,764
Capital loss carryforwards	(1,795,633)
Post-October losses	—
Net unrealized appreciation	41,161,298
Tax composition of capital	$108,331,238
Great-West Lifetime 2040 Fund
Undistributed net investment income	$22,541
Undistributed long-term capital gains	11,542,298
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	3,820,508
Tax composition of capital	$15,385,347
Great-West Lifetime 2045 Fund
Undistributed net investment income	$295,574
Undistributed long-term capital gains	47,823,103
Capital loss carryforwards	(794,529)
Post-October losses	—
Net unrealized appreciation	15,823,037
Tax composition of capital	$63,147,185
Great-West Lifetime 2050 Fund
Undistributed net investment income	$15,195
Undistributed long-term capital gains	6,516,610
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	3,074,271
Tax composition of capital	$9,606,076

Annual Report - December 31, 2020

Great-West Lifetime 2055 Fund
Undistributed net investment income	$143,306
Undistributed long-term capital gains	21,865,068
Capital loss carryforwards	(163,307)
Post-October losses	—
Net unrealized appreciation	5,723,992
Tax composition of capital	$27,569,059
Great-West Lifetime 2060 Fund
Undistributed net investment income	$8,345
Undistributed long-term capital gains	213,872
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	179,954
Tax composition of capital	$402,171
At December 31, 2020, the Funds had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2020, the Great-West Lifetime 2015 Fund, the Great-West Lifetime 2025 Fund, the Great-West Lifetime 2030 Fund, the Great-West Lifetime 2035 Fund, the Great-West Lifetime 2045 Fund, and the Great-West Lifetime 2055 Fund utilized $158,947, $386,612, $24,327, $384,596, $248,299 and $140,330, respectively, of capital loss carryforwards to offset capital gains realized in that fiscal year. Capital loss carryforwards with no expiration, as of December 31, 2020, for the Great-West Lifetime 2015 Fund, the Great-West Lifetime 2025 Fund, the Great-West Lifetime 2035 Fund, the Great-West Lifetime 2045 Fund, and the Great-West Lifetime 2055 Fund, respectively, $681,200, $1,751,735, $1,795,633, $794,529, and $163,307. Capital loss limitation utilization due to fund mergers is limited in the current year, and potentially limited in later periods.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2020 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Great-West Lifetime 2015 Fund	$742,746,423	$40,156,020	$(11,146,967)	$29,009,053
Great-West Lifetime 2020 Fund	323,935,379	11,767,016	(5,107,224)	6,659,792
Great-West Lifetime 2025 Fund	1,553,530,911	91,328,013	(32,508,021)	58,819,992
Great-West Lifetime 2030 Fund	333,598,009	14,830,162	(7,849,154)	6,981,008
Great-West Lifetime 2035 Fund	1,525,643,746	97,312,787	(56,151,489)	41,161,298
Great-West Lifetime 2040 Fund	239,907,746	11,767,028	(7,946,520)	3,820,508
Great-West Lifetime 2045 Fund	948,193,609	60,091,064	(44,268,027)	15,823,037
Great-West Lifetime 2050 Fund	128,902,532	7,143,799	(4,069,528)	3,074,271
Great-West Lifetime 2055 Fund	449,721,386	26,779,844	(21,055,852)	5,723,992
Great-West Lifetime 2060 Fund	5,140,834	296,475	(116,521)	179,954
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2020

Effective April 29, 2020, Great-West Funds has entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class, Service Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A. Class L shares of the Great-West Lifetime 2060 Fund ceased operations on October 2, 2020.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. Prior to October 2, 2020, the Great-West Lifetime 2060 Fund had entered into a plan of distribution which provided for compensation for distribution of Class L shares and for the provision of services to Class L shareholders. Class L shares of the Great-West Lifetime 2060 Fund ceased operations on October 2, 2020.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $1,041,000 for the year ended December 31, 2020.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2020, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	7,445,635	$85,020,889	$16,932,797	$32,344,430	$ 1,104,240	$ 651,275	$ 2,044,518	$ 76,094,387	9.86%
Great-West Core Bond Fund Institutional Class	3,549,694	41,742,927	6,604,253	14,694,000	743,032	794,925	1,095,904	37,307,289	4.84
Great-West Global Bond Fund Institutional Class	4,534,132	44,176,263	6,287,016	13,198,471	(413,560)	1,841,844	595,456	42,303,455	5.48
Great-West High Yield Bond Fund Institutional Class	2,829,084	26,270,433	5,500,436	6,295,506	324,378	1,712,420	882,625	29,082,983	3.77
Great-West Inflation-Protected Securities Fund Institutional Class	9,979,274	99,921,833	21,907,521	29,817,644	(317,986)	4,566,199	1,473,514	103,684,654	13.44
Great-West Multi-Sector Bond Fund Institutional Class	3,226,888	34,393,811	4,068,512	9,082,767	466,646	372,389	1,679,961	32,204,339	4.18

Annual Report - December 31, 2020

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
Great-West Short Duration Bond Fund Institutional Class	3,716,377	$37,681,969	$ 6,869,568	$10,174,290	$ (132,255)	$ 475,946	$ 988,584	$ 37,572,572	4.87%
					1,774,495	10,414,998	8,760,562	358,249,679	46.44
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	220,898	3,042,689	784,426	1,215,160	176,515	151,378	37,981	2,865,049	0.37
Great-West Emerging Markets Equity Fund Institutional Class	921,010	10,846,842	1,800,193	4,968,363	(285,179)	2,145,603	174,106	10,158,744	1.32
Great-West International Growth Fund Institutional Class	1,354,450	17,268,898	2,436,639	8,440,518	(194,429)	4,441,870	23,978	16,158,582	2.09
Great-West International Index Fund Institutional Class	3,390,293	38,389,438	7,341,450	12,333,514	1,264,890	1,278,245	752,532	35,971,009	4.66
Great-West International Value Fund Institutional Class	2,247,931	21,108,320	3,617,192	9,445,377	(2,250,461)	3,864,114	359,636	19,804,272	2.57
Great-West Large Cap Growth Fund Institutional Class	2,527,750	29,637,118	10,271,571	15,737,031	921,528	3,157,679	655,962	28,133,862	3.65
Great-West Large Cap Value Fund Institutional Class	4,767,446	35,617,649	9,325,699	15,970,843	(3,232,207)	3,596,012	765,742	33,848,867	4.39
Great-West Mid Cap Value Fund Institutional Class	1,258,917	12,183,659	3,444,971	6,809,855	(1,382,401)	2,286,789	135,444	11,519,094	1.49
Great-West Real Estate Index Fund Institutional Class	1,589,623	13,178,578	4,403,489	5,576,455	(697,350)	4,920	382,133	12,653,395	1.64
Great-West S&P 500® Index Fund Institutional Class	6,815,236	65,217,905	22,685,102	28,466,763	(1,986,088)	568,713	1,936,561	62,086,795	8.05
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,969,694	27,912,910	10,359,944	17,983,044	(3,135,242)	5,309,426	731,001	26,489,674	3.43
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,566,042	13,228,540	4,937,154	9,859,433	(2,511,293)	3,504,625	351,703	12,324,752	1.60
Great-West Small Cap Growth Fund Institutional Class	85,208	1,200,518	397,756	793,616	33,691	312,551	74,159	1,157,977	0.15
Great-West Small Cap Value Fund Institutional Class	829,614	7,131,260	2,177,666	4,696,630	(1,038,493)	1,746,856	26,545	6,636,909	0.86
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,302,106	12,673,020	3,346,293	6,733,521	(460,522)	2,382,730	19,932	12,044,477	1.56
					(14,777,041)	34,751,511	6,427,415	291,853,458	37.83
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	87,487,563	88,135,281	26,553,889	28,511,826	-	-	1,310,219	87,487,563	11.34
					0	0	1,310,219	87,487,563	11.34
				Total	$(13,002,546)	$45,166,509	$16,498,196	$737,590,700	95.61%
(a) Includes assets received as part of the Fund's reorganization.

Annual Report - December 31, 2020

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,396,671	$28,968,567	$16,996,981	$11,686,518	$ 803,130	$ (353,124)	$ 852,442	$ 34,713,971	10.50%
Great-West Core Bond Fund Institutional Class	1,617,415	14,214,825	7,580,832	5,451,039	280,816	267,753	446,912	16,999,031	5.14
Great-West Global Bond Fund Institutional Class	1,909,230	14,098,528	7,165,311	4,553,499	(90,736)	695,020	222,472	17,813,115	5.39
Great-West High Yield Bond Fund Institutional Class	1,214,670	8,558,070	4,738,485	1,877,189	(41,545)	828,241	352,120	12,486,809	3.78
Great-West Inflation-Protected Securities Fund Institutional Class	3,309,887	24,976,645	16,017,211	8,540,430	(60,356)	1,239,422	472,406	34,389,729	10.41
Great-West Multi-Sector Bond Fund Institutional Class	1,451,241	11,614,331	5,439,255	3,254,817	(48,610)	360,450	707,520	14,483,383	4.38
Great-West Short Duration Bond Fund Institutional Class	1,283,408	9,789,506	5,930,692	3,113,354	(890)	88,521	311,020	12,975,255	3.93
					841,809	3,126,283	3,364,892	143,861,293	43.53
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	104,968	1,097,350	521,592	449,419	(28,109)	177,248	16,888	1,361,430	0.41
Great-West Emerging Markets Equity Fund Institutional Class	482,248	4,353,715	1,527,931	1,489,695	39,887	874,123	90,192	5,319,192	1.61
Great-West International Growth Fund Institutional Class	678,109	6,568,402	2,105,426	2,546,075	(30,485)	1,891,657	11,876	8,089,842	2.45
Great-West International Index Fund Institutional Class	1,692,273	14,669,048	6,251,247	4,889,516	(513,730)	1,733,662	371,565	17,955,020	5.43
Great-West International Value Fund Institutional Class	1,120,550	8,075,649	3,208,905	3,185,717	(917,697)	1,670,736	177,902	9,872,046	2.99
Great-West Large Cap Growth Fund Institutional Class	1,178,847	10,886,477	6,251,939	5,227,867	201,455	1,087,175	299,829	13,120,573	3.97
Great-West Large Cap Value Fund Institutional Class	2,244,292	12,955,479	6,557,893	4,745,478	(799,404)	987,241	336,670	15,934,471	4.82
Great-West Mid Cap Value Fund Institutional Class	598,189	4,396,001	2,201,146	2,031,816	(430,630)	848,594	59,061	5,473,432	1.66
Great-West Real Estate Index Fund Institutional Class	690,259	4,409,887	2,805,954	1,817,881	(236,829)	11,706	152,629	5,494,465	1.66
Great-West S&P 500® Index Fund Institutional Class	3,194,726	23,987,215	14,064,998	9,813,955	(1,669,796)	555,656	857,021	29,103,958	8.81
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,391,809	10,179,707	5,906,402	5,552,967	(924,074)	1,750,175	329,114	12,414,934	3.76
Great-West S&P Small Cap 600® Index Fund Institutional Class	810,614	5,351,929	3,215,169	3,482,719	(742,805)	1,214,499	170,803	6,379,529	1.93
Great-West Small Cap Growth Fund Institutional Class	43,614	499,465	256,681	311,481	11,620	141,614	37,352	592,717	0.18
Great-West Small Cap Value Fund Institutional Class	430,879	2,855,409	1,488,445	1,583,183	(285,475)	642,165	12,095	3,447,033	1.04
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	606,302	4,618,913	2,168,482	2,118,400	(153,693)	882,330	9,163	5,608,292	1.70
					(6,479,765)	14,468,581	2,932,160	140,166,934	42.42

Annual Report - December 31, 2020

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	30,220,431	$22,845,670	$15,669,640	$ 8,664,954	$ -	$ -	$ 370,075	$ 30,220,431	9.14%
					0	0	370,075	30,220,431	9.14
				Total	$(5,637,956)	$17,594,864	$6,667,127	$314,248,658	95.09%
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	16,453,089	$177,665,567	$48,101,035	$74,262,594	$ 2,510,945	$ 567,890	$ 4,350,903	$ 168,150,566	10.43%
Great-West Core Bond Fund Institutional Class	7,857,209	87,097,771	19,850,862	33,828,333	1,353,403	1,592,638	2,311,798	82,579,266	5.12
Great-West Global Bond Fund Institutional Class	8,734,363	81,647,534	17,270,220	28,468,205	(761,171)	3,271,390	1,105,186	81,491,603	5.06
Great-West High Yield Bond Fund Institutional Class	5,639,662	50,673,718	13,509,603	13,981,620	747,369	2,961,644	1,716,478	57,975,726	3.60
Great-West Inflation-Protected Securities Fund Institutional Class	11,643,213	110,907,379	35,971,967	41,170,308	(447,845)	4,865,053	1,697,947	120,972,988	7.51
Great-West Multi-Sector Bond Fund Institutional Class	6,976,831	70,806,017	12,146,410	21,099,353	323,490	1,134,114	3,539,975	69,628,774	4.32
Great-West Short Duration Bond Fund Institutional Class	4,740,689	45,890,396	12,875,109	15,711,508	(232,194)	526,616	1,216,845	47,928,369	2.97
					3,493,997	14,919,345	15,939,132	628,727,292	39.01
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	573,275	7,919,263	1,945,204	2,839,658	660,233	85,516	99,198	7,435,372	0.46
Great-West Emerging Markets Equity Fund Institutional Class	2,925,810	34,366,534	5,638,603	15,520,012	(807,393)	6,422,964	558,121	32,271,686	2.00
Great-West International Growth Fund Institutional Class	3,898,065	49,388,150	6,280,137	22,759,667	(426,729)	11,934,005	69,069	46,503,917	2.88
Great-West International Index Fund Institutional Class	9,738,965	110,027,947	19,470,233	32,883,086	4,177,161	2,011,307	2,166,901	103,330,423	6.41
Great-West International Value Fund Institutional Class	6,450,589	60,565,757	9,314,470	23,799,195	(4,232,633)	8,234,444	1,034,179	56,829,689	3.53
Great-West Large Cap Growth Fund Institutional Class	6,421,495	75,855,606	25,721,798	38,353,387	3,410,964	5,721,947	1,668,465	71,471,235	4.43
Great-West Large Cap Value Fund Institutional Class	12,316,053	92,042,880	23,009,806	39,586,282	(7,867,602)	7,851,532	1,968,345	87,443,978	5.43
Great-West Mid Cap Value Fund Institutional Class	3,283,287	31,523,862	8,248,342	15,460,773	(2,399,620)	4,357,437	348,265	30,042,080	1.86
Great-West Real Estate Index Fund Institutional Class	3,373,746	27,596,942	9,388,729	11,687,703	(1,423,673)	(189,151)	798,893	26,855,014	1.67
Great-West S&P 500® Index Fund Institutional Class	17,455,825	168,578,200	56,056,364	69,100,181	(2,384,205)	(3,286,156)	4,945,240	159,022,570	9.87
Great-West S&P Mid Cap 400® Index Fund Institutional Class	7,627,755	71,878,970	24,706,412	41,971,170	(6,191,362)	10,533,606	1,873,252	68,039,571	4.22

Annual Report - December 31, 2020

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,878,897	$ 41,422,638	$14,269,055	$29,568,666	$ (7,869,068)	$10,335,186	$ 1,092,108	$ 38,396,922	2.38%
Great-West Small Cap Growth Fund Institutional Class	260,582	3,798,646	1,177,261	2,482,442	103,874	891,335	228,951	3,541,305	0.22
Great-West Small Cap Value Fund Institutional Class	2,604,193	22,131,049	6,122,763	13,277,082	(2,867,226)	4,790,261	80,911	20,833,547	1.29
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,302,783	32,392,846	8,102,500	16,237,978	(763,382)	5,102,818	50,792	30,550,746	1.90
					(28,880,661)	74,797,051	16,982,690	782,568,055	48.55
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	111,495,497	107,098,023	44,905,399	42,118,010	-	-	1,610,085	111,495,497	6.92
					0	0	1,610,085	111,495,497	6.92
				Total	$(25,386,664)	$89,716,396	$34,531,907	$1,522,790,844	94.48%
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,104,313	$25,609,253	$15,891,853	$10,843,988	$ 723,827	$ (414,857)	$ 759,687	$ 31,726,074	9.32%
Great-West Core Bond Fund Institutional Class	1,480,489	12,570,831	7,161,264	5,107,253	245,275	211,644	395,321	15,559,942	4.57
Great-West Global Bond Fund Institutional Class	1,566,131	11,308,002	6,626,145	4,569,717	(84,517)	570,821	176,434	14,612,006	4.29
Great-West High Yield Bond Fund Institutional Class	1,023,263	7,088,689	4,343,645	2,058,436	(72,613)	731,208	294,086	10,519,142	3.09
Great-West Inflation-Protected Securities Fund Institutional Class	1,549,958	11,284,204	8,443,716	4,811,381	(17,636)	528,007	221,088	16,104,059	4.73
Great-West Multi-Sector Bond Fund Institutional Class	1,303,449	10,153,797	5,386,317	3,463,834	(66,388)	339,014	629,253	13,008,425	3.82
Great-West Short Duration Bond Fund Institutional Class	676,728	5,024,729	3,480,396	1,999,932	3,442	36,444	160,213	6,841,720	2.01
					731,390	2,002,281	2,636,082	108,371,368	31.83
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	141,855	1,518,818	617,369	550,348	(18,637)	216,848	22,931	1,839,863	0.54
Great-West Emerging Markets Equity Fund Institutional Class	786,307	7,384,573	2,497,584	2,847,322	32,027	1,475,797	150,962	8,672,966	2.55
Great-West International Growth Fund Institutional Class	1,002,470	10,099,351	2,341,289	3,406,457	(14,153)	2,726,282	17,833	11,959,464	3.51
Great-West International Index Fund Institutional Class	2,501,076	22,431,026	8,076,422	6,884,899	(631,768)	2,382,909	558,307	26,536,412	7.79
Great-West International Value Fund Institutional Class	1,654,802	12,321,813	4,127,850	4,608,980	(1,376,399)	2,454,052	266,766	14,578,810	4.28

Annual Report - December 31, 2020

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
Great-West Large Cap Growth Fund Institutional Class	1,555,128	$14,432,018	$ 7,458,495	$ 6,440,795	$ (32,633)	$ 1,569,662	$ 399,535	$ 17,308,581	5.08%
Great-West Large Cap Value Fund Institutional Class	3,009,374	17,855,817	7,864,604	6,055,595	(1,101,159)	1,259,257	460,333	21,366,553	6.28
Great-West Mid Cap Value Fund Institutional Class	800,560	6,108,657	2,519,259	2,451,978	(475,700)	999,956	80,568	7,325,120	2.15
Great-West Real Estate Index Fund Institutional Class	714,863	4,677,363	2,755,836	1,874,832	(191,827)	(33,061)	161,071	5,690,308	1.67
Great-West S&P 500® Index Fund Institutional Class	4,241,671	32,295,300	16,829,591	11,287,786	(1,820,786)	60,379	1,157,873	38,641,626	11.35
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,854,594	13,839,707	6,965,267	6,792,485	(1,224,451)	2,209,098	444,355	16,542,976	4.86
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,296,805	8,675,856	4,664,934	5,206,915	(1,123,207)	1,845,671	276,570	10,205,852	3.00
Great-West Small Cap Growth Fund Institutional Class	70,080	800,324	337,714	418,624	22,993	214,771	60,287	952,394	0.28
Great-West Small Cap Value Fund Institutional Class	689,299	4,665,551	2,174,737	2,464,849	(445,788)	1,014,187	19,545	5,514,389	1.62
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	802,812	6,193,291	2,259,797	2,225,278	(158,061)	1,060,912	12,243	7,426,014	2.18
					(8,559,549)	19,456,720	4,089,179	194,561,328	57.14
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	15,962,904	11,758,880	9,348,483	5,332,062	-	-	187,603	15,962,904	4.69
					0	0	187,603	15,962,904	4.69
				Total	$(7,828,159)	$21,459,001	$6,912,864	$318,895,600	93.66%
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	10,989,939	$107,418,383	$37,113,615	$46,428,597	$ 1,464,000	$ (72,957)	$ 2,746,342	$ 112,317,177	7.17%
Great-West Core Bond Fund Institutional Class	5,255,700	52,705,991	16,020,008	21,456,489	643,445	969,755	1,441,560	55,237,402	3.53
Great-West Global Bond Fund Institutional Class	5,335,346	45,821,650	14,234,822	18,553,863	(488,592)	1,863,942	627,569	49,778,778	3.18
Great-West High Yield Bond Fund Institutional Class	3,523,629	29,045,721	9,776,035	8,623,302	76,844	1,929,862	1,026,107	36,222,911	2.31
Great-West Inflation-Protected Securities Fund Institutional Class	3,697,430	31,387,985	14,925,664	13,563,835	(180,111)	1,337,237	526,350	38,416,295	2.45
Great-West Multi-Sector Bond Fund Institutional Class	4,608,589	42,369,587	11,776,123	14,463,898	196,734	448,786	2,238,071	45,993,718	2.94
Great-West Short Duration Bond Fund Institutional Class	1,788,266	15,772,493	6,317,831	6,319,383	(61,239)	109,436	433,843	18,079,367	1.15
					1,651,081	6,586,061	9,039,842	356,045,648	22.73

Annual Report - December 31, 2020

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	750,574	$ 9,736,853	$ 1,633,830	$ 2,324,072	$ 599,990	$ 213,997	$ 124,603	$ 9,734,941	0.62%
Great-West Emerging Markets Equity Fund Institutional Class	4,611,918	52,186,889	5,351,828	18,014,568	(932,147)	8,903,240	873,309	50,869,454	3.25
Great-West International Growth Fund Institutional Class	5,579,698	67,968,522	3,946,685	22,977,342	4,394	14,882,696	98,333	66,565,796	4.25
Great-West International Index Fund Institutional Class	13,948,760	151,013,425	16,117,743	32,070,298	1,231,962	5,403,372	3,083,050	147,996,347	9.45
Great-West International Value Fund Institutional Class	9,245,285	83,049,857	7,522,228	21,604,912	(3,736,155)	8,234,194	1,474,383	81,450,959	5.20
Great-West Large Cap Growth Fund Institutional Class	8,152,633	91,693,613	25,692,575	33,981,368	5,224,869	3,786,989	2,096,643	90,738,802	5.79
Great-West Large Cap Value Fund Institutional Class	15,991,110	114,420,031	19,940,012	32,725,445	(7,698,929)	6,009,527	2,489,902	113,536,877	7.25
Great-West Mid Cap Value Fund Institutional Class	4,253,675	39,272,463	7,090,641	12,610,657	(1,331,605)	3,135,809	438,947	38,921,128	2.49
Great-West Real Estate Index Fund Institutional Class	3,337,279	26,256,395	7,069,390	7,725,177	(961,770)	(936,846)	770,605	26,564,744	1.70
Great-West S&P 500® Index Fund Institutional Class	22,421,791	206,422,120	54,677,067	54,909,480	798,946	(11,782,482)	6,214,038	204,262,513	13.04
Great-West S&P Mid Cap 400® Index Fund Institutional Class	9,801,792	88,313,418	23,545,852	35,788,101	(3,460,827)	7,061,068	2,367,431	87,431,982	5.58
Great-West S&P Small Cap 600® Index Fund Institutional Class	7,450,898	60,166,777	16,102,395	32,135,463	(8,700,692)	11,187,953	1,623,971	58,638,570	3.74
Great-West Small Cap Growth Fund Institutional Class	391,213	5,551,832	2,173,363	3,731,782	422,298	1,075,400	341,144	5,316,591	0.34
Great-West Small Cap Value Fund Institutional Class	3,962,049	32,449,607	6,316,180	14,250,434	(3,066,902)	5,360,990	118,219	31,696,395	2.02
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,186,960	39,291,280	7,044,136	14,544,738	(689,853)	5,218,768	63,898	38,729,381	2.47
					(22,296,421)	67,754,675	22,178,476	1,052,454,480	67.19
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	42,182,565	36,793,074	21,490,348	16,657,447	-	-	556,590	42,182,565	2.70
					0	0	556,590	42,182,565	2.70
				Total	$(20,645,340)	$ 74,340,736	$31,774,908	$1,450,682,693	92.62%
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,169,572	$ 8,963,021	$ 6,815,993	$4,330,438	$ 328,002	$ (241,965)	$ 276,481	$ 11,953,026	4.90%
Great-West Core Bond Fund Institutional Class	557,401	4,404,880	3,089,613	2,036,053	118,571	36,807	142,724	5,858,290	2.40

Annual Report - December 31, 2020

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
Great-West Global Bond Fund Institutional Class	550,115	$ 3,724,506	$ 2,690,825	$1,795,887	$ (29,144)	$ 194,627	$ 59,318	$ 5,132,576	2.11%
Great-West High Yield Bond Fund Institutional Class	366,454	2,383,547	1,809,116	878,700	(35,119)	254,959	102,072	3,767,144	1.55
Great-West Inflation-Protected Securities Fund Institutional Class	236,433	1,540,004	1,485,593	758,324	7,700	61,199	32,961	2,456,536	1.01
Great-West Multi-Sector Bond Fund Institutional Class	487,783	3,542,658	2,384,754	1,459,504	(17,663)	107,524	228,337	4,868,071	2.00
Great-West Short Duration Bond Fund Institutional Class	139,371	943,546	825,133	444,237	1,757	4,098	31,636	1,409,041	0.58
					374,104	417,249	873,529	35,444,684	14.55
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	127,859	1,327,608	532,167	409,117	(20,707)	173,418	20,300	1,658,324	0.68
Great-West Emerging Markets Equity Fund Institutional Class	870,552	7,825,491	2,828,554	2,866,378	(59,715)	1,625,396	165,015	9,602,190	3.94
Great-West International Growth Fund Institutional Class	1,006,825	9,706,945	2,350,646	2,869,918	(91,108)	2,618,082	17,729	12,011,425	4.93
Great-West International Index Fund Institutional Class	2,513,363	21,554,757	7,953,544	5,451,895	(604,731)	2,052,059	554,147	26,666,786	10.94
Great-West International Value Fund Institutional Class	1,664,492	11,844,615	4,309,909	4,029,352	(1,320,858)	2,241,078	265,507	14,664,173	6.02
Great-West Large Cap Growth Fund Institutional Class	1,387,576	12,395,705	6,063,194	4,535,663	(163,028)	1,244,418	352,760	15,443,720	6.34
Great-West Large Cap Value Fund Institutional Class	2,741,113	15,559,843	6,848,337	4,346,610	(1,054,742)	977,541	407,882	19,461,903	7.99
Great-West Mid Cap Value Fund Institutional Class	729,913	5,334,427	2,209,106	1,753,879	(381,131)	747,512	71,350	6,678,701	2.74
Great-West Real Estate Index Fund Institutional Class	521,879	3,315,650	1,978,673	1,186,692	(137,187)	(71,056)	114,731	4,154,158	1.71
Great-West S&P 500® Index Fund Institutional Class	3,832,253	28,003,482	14,289,919	7,382,066	(1,301,357)	(701,374)	1,021,888	34,911,829	14.33
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,675,145	11,967,216	5,786,439	4,687,830	(946,665)	1,571,851	393,297	14,942,290	6.13
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,373,493	8,807,159	4,650,623	4,696,958	(1,222,006)	1,806,113	285,072	10,809,392	4.44
Great-West Small Cap Growth Fund Institutional Class	73,136	806,352	315,098	351,715	17,980	204,806	62,051	993,914	0.41
Great-West Small Cap Value Fund Institutional Class	731,025	4,751,414	2,191,411	2,200,713	(468,184)	974,938	19,882	5,848,200	2.40
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	715,498	5,300,843	1,880,824	1,474,506	(98,112)	783,692	10,822	6,618,354	2.72
					(7,851,551)	16,248,474	3,762,433	184,465,359	75.72
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,253,882	2,213,314	2,176,399	1,172,183	-	-	36,352	3,253,882	1.33
					0	0	36,352	3,253,882	1.33
				Total	$(7,477,447)	$16,665,723	$4,672,314	$223,163,925	91.60%
(a) Includes assets received as part of the Fund's reorganization.

Annual Report - December 31, 2020

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,162,841	$ 30,012,943	$12,146,415	$15,367,315	$ 632,849	$ (272,205)	$ 775,816	$ 32,324,232	3.35%
Great-West Core Bond Fund Institutional Class	1,505,537	14,776,925	5,313,704	7,297,051	264,440	186,729	406,541	15,823,197	1.64
Great-West Global Bond Fund Institutional Class	1,448,509	12,131,441	4,434,623	5,992,143	(91,595)	467,446	170,311	13,514,586	1.40
Great-West High Yield Bond Fund Institutional Class	970,813	7,800,419	3,052,457	3,110,354	(96,738)	635,644	279,071	9,979,961	1.04
Great-West Inflation-Protected Securities Fund Institutional Class	295,609	2,111,757	1,556,162	1,090,602	2,678	74,604	40,999	3,071,379	0.32
Great-West Multi-Sector Bond Fund Institutional Class	1,310,377	11,753,241	3,944,556	5,099,641	67,321	116,118	630,120	13,077,566	1.36
Great-West Short Duration Bond Fund Institutional Class	255,841	2,112,113	1,069,148	1,036,636	3,461	2,637	60,086	2,586,547	0.27
					782,416	1,210,973	2,362,944	90,377,468	9.38
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	528,432	6,518,029	1,088,228	1,368,963	336,574	197,412	85,883	6,853,763	0.71
Great-West Emerging Markets Equity Fund Institutional Class	3,947,873	42,186,556	5,636,112	14,597,227	(1,048,691)	7,646,429	748,427	43,545,036	4.52
Great-West International Growth Fund Institutional Class	4,350,475	49,989,726	3,675,363	15,853,805	(402,707)	11,321,853	76,653	51,901,163	5.39
Great-West International Index Fund Institutional Class	10,861,708	111,059,777	13,361,833	20,793,720	430,208	4,349,212	2,395,539	115,242,720	11.96
Great-West International Value Fund Institutional Class	7,192,646	61,064,021	6,811,236	15,256,167	(3,150,889)	6,397,588	1,146,213	63,367,216	6.58
Great-West Large Cap Growth Fund Institutional Class	5,665,617	60,126,921	18,101,235	20,865,392	2,337,609	2,561,914	1,448,777	63,058,317	6.54
Great-West Large Cap Value Fund Institutional Class	11,316,247	76,574,668	14,123,763	18,332,444	(4,157,079)	2,731,396	1,710,205	80,345,357	8.34
Great-West Mid Cap Value Fund Institutional Class	3,005,798	26,262,527	4,566,485	6,957,481	(651,212)	1,777,602	299,977	27,503,049	2.85
Great-West Real Estate Index Fund Institutional Class	2,075,727	15,755,494	4,773,024	4,745,854	(583,656)	(586,433)	469,151	16,522,791	1.72
Great-West S&P 500® Index Fund Institutional Class	15,751,447	136,873,852	37,891,161	31,319,784	(287,010)	(8,655,271)	4,256,003	143,495,679	14.89
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,883,637	58,595,175	15,489,338	20,415,600	(1,903,003)	3,855,780	1,632,930	61,402,046	6.37
Great-West S&P Small Cap 600® Index Fund Institutional Class	6,088,762	46,385,645	12,690,446	22,201,211	(5,841,340)	7,625,889	1,287,618	47,918,556	4.97
Great-West Small Cap Growth Fund Institutional Class	325,255	4,214,368	1,373,395	2,274,360	156,445	851,360	278,992	4,420,220	0.46
Great-West Small Cap Value Fund Institutional Class	3,231,022	25,059,993	4,962,059	9,895,995	(2,106,324)	3,876,550	90,927	25,848,174	2.68
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,906,669	25,720,421	4,325,478	7,714,035	(283,218)	3,046,836	44,256	26,886,692	2.79
					(17,154,293)	46,998,117	15,971,551	778,310,779	80.77

Annual Report - December 31, 2020

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	6,026,188	$ 5,049,691	$ 3,624,095	$ 2,724,784	$ -	$ -	$ 77,186	$ 6,026,188	0.62%
					0	0	77,186	6,026,188	0.62
				Total	$(16,371,877)	$48,209,090	$18,411,681	$874,714,435	90.77%
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	361,678	$ 2,943,851	$2,114,433	$1,648,828	$ 132,367	$ (99,230)	$ 86,167	$ 3,696,353	2.80%
Great-West Core Bond Fund Institutional Class	173,449	1,440,617	961,949	768,275	50,931	326	44,913	1,822,953	1.38
Great-West Global Bond Fund Institutional Class	161,824	1,192,980	754,416	655,741	(7,858)	57,556	19,017	1,509,816	1.14
Great-West High Yield Bond Fund Institutional Class	108,471	761,899	494,734	318,334	(10,205)	76,453	30,894	1,115,084	0.85
Great-West Multi-Sector Bond Fund Institutional Class	150,038	1,149,141	710,443	542,375	1,384	28,663	71,020	1,497,374	1.13
Great-West Short Duration Bond Fund Institutional Class	18,152	146,289	98,304	80,497	944	379	4,322	183,518	0.14
					167,563	64,147	256,333	9,825,098	7.44
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	72,320	741,615	295,418	222,869	(4,868)	88,211	11,386	937,995	0.71
Great-West Emerging Markets Equity Fund Institutional Class	592,620	5,214,027	1,918,913	1,927,491	(44,783)	1,096,172	111,935	6,536,598	4.96
Great-West International Growth Fund Institutional Class	621,642	5,904,020	1,603,354	1,912,105	(67,663)	1,589,224	10,926	7,416,189	5.62
Great-West International Index Fund Institutional Class	1,552,766	13,118,112	4,930,785	3,463,195	(347,341)	1,243,830	341,588	16,474,847	12.49
Great-West International Value Fund Institutional Class	1,028,462	7,211,656	2,671,237	2,572,405	(844,236)	1,406,899	163,690	9,060,750	6.87
Great-West Large Cap Growth Fund Institutional Class	762,166	6,718,231	3,691,994	2,809,691	(70,936)	613,963	193,155	8,482,912	6.43
Great-West Large Cap Value Fund Institutional Class	1,542,897	8,633,698	3,868,527	2,429,907	(487,298)	442,031	224,739	10,954,568	8.30
Great-West Mid Cap Value Fund Institutional Class	409,649	2,958,525	1,178,950	929,273	(198,007)	393,632	39,187	3,748,290	2.84
Great-West Real Estate Index Fund Institutional Class	285,840	1,810,737	1,106,969	726,613	(85,255)	(23,818)	62,181	2,275,282	1.73
Great-West S&P 500® Index Fund Institutional Class	2,137,728	15,357,993	8,402,316	4,585,170	(737,610)	(408,926)	560,269	19,474,706	14.76
Great-West S&P Mid Cap 400® Index Fund Institutional Class	930,861	6,566,551	3,110,152	2,468,938	(483,206)	784,609	216,420	8,303,284	6.29
Great-West S&P Small Cap 600® Index Fund Institutional Class	884,879	5,586,003	2,806,604	2,802,489	(745,674)	1,088,187	180,716	6,963,996	5.28

Annual Report - December 31, 2020

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
Great-West Small Cap Growth Fund Institutional Class	47,331	$ 511,261	$ 442,980	$ 426,947	$ 46,586	$ 93,026	$ 40,015	$ 643,221	0.49%
Great-West Small Cap Value Fund Institutional Class	471,582	3,007,853	1,321,778	1,289,677	(267,517)	580,603	12,243	3,772,654	2.86
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	391,443	2,877,036	1,047,357	832,739	(48,439)	403,459	5,925	3,620,849	2.74
					(4,386,247)	9,391,102	2,174,375	108,666,141	82.37
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	432,310	334,261	288,794	196,020	-	-	5,275	432,310	0.33
					0	0	5,275	432,310	0.33
				Total	$(4,218,684)	$9,455,249	$2,435,983	$118,923,549	90.14%
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,148,843	$10,776,649	$ 5,165,998	$ 6,229,857	$ 375,182	$ (250,174)	$ 279,530	$ 11,741,180	2.58%
Great-West Core Bond Fund Institutional Class	547,604	5,285,887	2,298,485	2,962,625	144,025	19,240	146,615	5,755,313	1.26
Great-West Global Bond Fund Institutional Class	544,676	4,595,167	1,854,168	2,555,676	(22,530)	170,158	66,468	5,081,825	1.11
Great-West High Yield Bond Fund Institutional Class	343,855	2,785,641	1,103,808	1,210,894	(54,181)	249,774	99,486	3,534,834	0.78
Great-West Multi-Sector Bond Fund Institutional Class	473,382	4,222,080	1,580,228	2,084,453	(23,360)	97,527	227,763	4,724,348	1.04
Great-West Short Duration Bond Fund Institutional Class	58,225	532,911	231,977	293,022	2,260	230	14,126	588,655	0.13
					421,396	286,755	833,988	31,426,155	6.90
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	242,617	2,827,444	616,672	664,114	143,249	117,996	39,071	3,146,746	0.69
Great-West Emerging Markets Equity Fund Institutional Class	2,195,743	21,827,935	4,213,357	7,969,096	(551,720)	4,273,901	415,115	24,219,049	5.32
Great-West International Growth Fund Institutional Class	2,194,418	23,628,865	2,797,808	7,790,061	(324,819)	5,738,472	38,504	26,179,403	5.75
Great-West International Index Fund Institutional Class	5,479,660	52,485,994	8,892,314	9,580,556	1,316,131	1,434,527	1,204,276	58,139,191	12.77
Great-West International Value Fund Institutional Class	3,629,379	28,857,559	4,512,655	7,529,729	(1,557,974)	3,341,769	576,486	31,974,827	7.02
Great-West Large Cap Growth Fund Institutional Class	2,549,049	25,392,455	9,539,362	9,913,781	458,015	1,511,735	648,578	28,370,911	6.23
Great-West Large Cap Value Fund Institutional Class	5,203,147	32,951,134	7,988,644	8,825,747	(2,116,675)	1,715,969	763,216	36,942,343	8.12
Great-West Mid Cap Value Fund Institutional Class	1,379,068	11,312,390	2,561,484	3,417,135	(463,776)	1,082,182	133,209	12,618,467	2.77

Annual Report - December 31, 2020

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
Great-West Real Estate Index Fund Institutional Class	992,019	$ 7,117,681	$ 2,805,385	$ 2,567,599	$ (228,999)	$ (232,832)	$ 218,039	$ 7,896,474	1.74%
Great-West S&P 500® Index Fund Institutional Class	7,171,313	58,481,440	19,898,117	14,313,401	(78,501)	(3,890,325)	1,892,531	65,330,660	14.35
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,116,541	25,015,861	7,873,110	9,677,932	(1,294,531)	2,310,227	729,001	27,799,549	6.11
Great-West S&P Small Cap 600® Index Fund Institutional Class	3,170,457	22,728,057	7,392,338	11,625,494	(3,107,218)	4,237,928	657,129	24,951,495	5.48
Great-West Small Cap Growth Fund Institutional Class	168,983	2,088,377	563,834	980,547	60,727	456,904	144,810	2,296,484	0.51
Great-West Small Cap Value Fund Institutional Class	1,684,892	12,251,269	3,074,931	5,098,287	(1,007,995)	2,052,198	44,724	13,479,135	2.96
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,306,389	10,869,847	2,302,587	3,465,834	(256,510)	1,485,021	19,856	12,084,098	2.66
					(9,010,596)	25,635,672	7,524,545	375,428,832	82.48
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,356,375	1,229,593	855,214	746,925	-	-	18,493	1,356,375	0.30
					0	0	18,493	1,356,375	0.30
				Total	$(8,589,200)	$25,922,427	$8,377,026	$408,211,362	89.68%
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	12,945	$ 30,044	$164,150	$ 99,471	$ 2,681	$ (3,779)	$ 2,274	$ 132,293	2.48%
Great-West Core Bond Fund Institutional Class	6,168	14,792	78,942	48,653	1,227	(438)	1,107	64,826	1.22
Great-West Global Bond Fund Institutional Class	6,489	13,628	71,246	45,223	(301)	1,873	501	60,542	1.14
Great-West High Yield Bond Fund Institutional Class	3,876	7,797	44,078	24,405	54	1,754	814	39,849	0.75
Great-West Multi-Sector Bond Fund Institutional Class	5,327	11,844	62,608	37,583	436	191	1,956	53,165	1.00
Great-West Short Duration Bond Fund Institutional Class	631	1,421	7,653	4,740	31	(20)	106	6,375	0.12
					4,128	(419)	6,758	357,050	6.71
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	2,757	7,919	39,842	21,439	(1,227)	4,806	327	35,758	0.67
Great-West Emerging Markets Equity Fund Institutional Class	27,077	66,972	328,999	169,205	2,903	34,670	4,782	298,657	5.61
Great-West International Growth Fund Institutional Class	25,961	69,464	334,698	162,879	10,177	32,300	423	309,711	5.82

Annual Report - December 31, 2020

Great-West Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
Great-West International Index Fund Institutional Class	64,830	$154,259	$757,484	$377,868	$ (17,219)	$ 60,460	$13,093	$ 687,852	12.93%
Great-West International Value Fund Institutional Class	42,978	84,821	418,350	203,548	(6,046)	29,061	6,330	378,634	7.12
Great-West Large Cap Growth Fund Institutional Class	28,659	70,499	406,737	178,639	5,207	(15,840)	6,434	318,978	6.00
Great-West Large Cap Value Fund Institutional Class	59,088	92,631	482,792	239,584	(18,045)	27,493	6,188	419,528	7.89
Great-West Mid Cap Value Fund Institutional Class	15,686	31,691	160,194	86,924	(8,021)	19,646	1,036	143,528	2.70
Great-West Real Estate Index Fund Institutional Class	11,692	20,663	111,260	63,822	(9,480)	10,389	1,760	93,066	1.75
Great-West S&P 500® Index Fund Institutional Class	81,183	162,890	926,704	406,905	(17,783)	(35,743)	16,037	739,576	13.90
Great-West S&P Mid Cap 400® Index Fund Institutional Class	35,404	69,689	373,551	195,601	(15,735)	27,749	6,661	315,807	5.94
Great-West S&P Small Cap 600® Index Fund Institutional Class	38,428	67,638	354,347	202,419	(22,487)	42,222	5,738	302,428	5.68
Great-West Small Cap Growth Fund Institutional Class	2,032	6,254	31,927	17,531	308	3,725	1,495	27,609	0.52
Great-West Small Cap Value Fund Institutional Class	20,436	36,483	181,894	105,981	(11,322)	29,229	260	163,486	3.07
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	14,791	30,201	159,423	78,511	(1,596)	8,867	204	136,816	2.57
					(110,366)	279,034	70,768	4,371,434	82.17
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	15,407	3,432	23,229	11,457	-	-	203	15,407	0.29
					0	0	203	15,407	0.29
				Total	$(106,238)	$278,615	$77,729	$4,743,891	89.17%
(a) Includes assets received as part of the Fund's reorganization.
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2020, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Lifetime 2015 Fund	$182,054,350	$295,509,391
Great-West Lifetime 2020 Fund	143,614,110	95,530,913
Great-West Lifetime 2025 Fund	429,964,758	659,878,432
Great-West Lifetime 2030 Fund	138,757,540	100,862,272
Great-West Lifetime 2035 Fund	344,443,299	502,847,398
Great-West Lifetime 2040 Fund	92,083,891	59,765,280
Great-West Lifetime 2045 Fund	196,793,022	265,075,252
Great-West Lifetime 2050 Fund	47,792,618	33,056,376
Great-West Lifetime 2055 Fund	107,010,693	125,443,515
Great-West Lifetime 2060 Fund	6,137,724	3,011,749

Annual Report - December 31, 2020

4.  FUND REORGANIZATION
On August 14, 2020, the Funds (Acquiring Funds) acquired all the net assets of the Target Funds (listed below) pursuant to an agreement and plan of reorganization approved by the Board of Directors. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Fund's shareholders will not recognize gains or losses for federal income tax purposes as a result of the reorganization. The merger was accomplished by an acquisition of all the assets and the assumption of all the liabilities of each Target Fund by its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund and the distribution of such shares to each Target Fund’s shareholders in complete liquidation of such Target Fund.
Prior to the closing of the reorganization, the Target Funds distributed all of its net investment income and capital gains, if any. As with other Fund distributions, a distribution may be taxable to the Target Fund's shareholders for federal income tax purposes.
Target Funds	Acquiring Funds
Great-West Conservative Lifetime 2015 Fund	Great-West Lifetime 2015 Fund
Great-West Conservative Lifetime 2020 Fund	Great-West Lifetime 2020 Fund
Great-West Conservative Lifetime 2025 Fund	Great-West Lifetime 2025 Fund
Great-West Conservative Lifetime 2030 Fund	Great-West Lifetime 2030 Fund
Great-West Conservative Lifetime 2035 Fund	Great-West Lifetime 2035 Fund
Great-West Conservative Lifetime 2040 Fund	Great-West Lifetime 2040 Fund
Great-West Conservative Lifetime 2045 Fund	Great-West Lifetime 2045 Fund
Great-West Conservative Lifetime 2050 Fund	Great-West Lifetime 2050 Fund
Great-West Conservative Lifetime 2055 Fund	Great-West Lifetime 2055 Fund
Great-West Conservative Lifetime 2060 Fund	Great-West Lifetime 2060 Fund
Investments
The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Funds as of the date of the reorganization were as follows:
	Cost of investments	Investments in securities, fair value	Net unrealized appreciation (depreciation)
Great-West Conservative Lifetime 2015 Fund	$ 44,240,054	$ 47,024,901	$ 2,784,847
Great-West Conservative Lifetime 2020 Fund	5,514,013	5,880,802	366,789
Great-West Conservative Lifetime 2025 Fund	107,430,800	114,380,434	6,949,634
Great-West Conservative Lifetime 2030 Fund	9,903,004	10,405,401	502,397
Great-West Conservative Lifetime 2035 Fund	108,113,014	113,783,885	5,670,871
Great-West Conservative Lifetime 2040 Fund	6,563,421	6,993,767	430,346
Great-West Conservative Lifetime 2045 Fund	71,567,815	73,460,194	1,892,379
Great-West Conservative Lifetime 2050 Fund	5,635,222	5,922,980	287,758
Great-West Conservative Lifetime 2055 Fund	40,644,876	41,516,992	872,117
Great-West Conservative Lifetime 2060 Fund	755,323	783,741	28,418
For financial reporting purposes, assets received and shares issued by the Acquiring Funds (listed below) were recorded at fair value; however, the cost basis of the investments received from the Target Funds was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Share Transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the Reorganization were as follows:
	Shares Outstanding	Net Assets	NAV per Share
Target Fund - Prior to the Reorganization

Annual Report - December 31, 2020

	Shares Outstanding	Net Assets	NAV per Share
Great-West Conservative Lifetime 2015 Fund - Institutional Class	468,766	$ 4,426,840	$ 9.44
Great-West Conservative Lifetime 2015 Fund - Investor Class	300,543	3,729,240	12.41
Great-West Conservative Lifetime 2015 Fund - Service Class	3,101,954	38,860,389	12.53
Great-West Conservative Lifetime 2020 Fund - Institutional Class	190,879	2,042,499	10.70
Great-West Conservative Lifetime 2020 Fund - Investor Class	1,894	20,590	10.87
Great-West Conservative Lifetime 2020 Fund - Service Class	352,180	3,816,883	10.84
Great-West Conservative Lifetime 2025 Fund - Institutional Class	2,144,622	17,740,218	8.27
Great-West Conservative Lifetime 2025 Fund - Investor Class	777,232	10,036,090	12.91
Great-West Conservative Lifetime 2025 Fund - Service Class	6,677,069	86,583,786	12.97
Great-West Conservative Lifetime 2030 Fund - Institutional Class	297,480	3,195,020	10.74
Great-West Conservative Lifetime 2030 Fund - Investor Class	12,819	136,798	10.67
Great-West Conservative Lifetime 2030 Fund - Service Class	658,978	7,071,908	10.73
Great-West Conservative Lifetime 2035 Fund - Institutional Class	3,642,795	25,044,318	6.88
Great-West Conservative Lifetime 2035 Fund - Investor Class	590,015	8,032,915	13.61
Great-West Conservative Lifetime 2035 Fund - Service Class	5,893,341	80,687,196	13.69
Great-West Conservative Lifetime 2040 Fund - Institutional Class	167,527	1,867,427	11.15
Great-West Conservative Lifetime 2040 Fund - Investor Class	1,266	14,169	11.19
Great-West Conservative Lifetime 2040 Fund - Service Class	459,880	5,111,005	11.11
Great-West Conservative Lifetime 2045 Fund - Institutional Class	2,435,712	14,336,760	5.89
Great-West Conservative Lifetime 2045 Fund - Investor Class	320,158	4,465,382	13.95
Great-West Conservative Lifetime 2045 Fund - Service Class	3,908,688	54,644,539	13.98
Great-West Conservative Lifetime 2050 Fund - Institutional Class	116,834	1,304,764	11.17
Great-West Conservative Lifetime 2050 Fund - Investor Class	3,870	43,215	11.17
Great-West Conservative Lifetime 2050 Fund - Service Class	408,145	4,573,959	11.21
Great-West Conservative Lifetime 2055 Fund - Institutional Class	1,276,387	8,307,922	6.51
Great-West Conservative Lifetime 2055 Fund - Investor Class	261,447	3,651,921	13.97
Great-West Conservative Lifetime 2055 Fund - Service Class	2,109,291	29,549,819	14.01
Great-West Conservative Lifetime 2060 Fund - Institutional Class	73,662	761,981	10.34
Great-West Conservative Lifetime 2060 Fund - Investor Class	1,050	10,864	10.35
Great-West Conservative Lifetime 2060 Fund - Service Class	1,049	10,862	10.35

Acquiring Fund - Prior to the Reorganization
Great-West Lifetime 2015 Fund - Institutional Class	8,232,365	$ 77,537,123	$ 9.42
Great-West Lifetime 2015 Fund - Investor Class	3,804,663	54,002,773	14.19
Great-West Lifetime 2015 Fund - Service Class	21,702,343	306,143,963	14.11
Great-West Lifetime 2015 Fund - Class L	29,644,755	297,555,541	10.04
Great-West Lifetime 2020 Fund - Institutional Class	4,506,903	50,515,319	11.21
Great-West Lifetime 2020 Fund - Investor Class	1,331,908	14,906,166	11.19
Great-West Lifetime 2020 Fund - Service Class	2,776,184	31,163,652	11.23
Great-West Lifetime 2020 Fund - Class L	17,602,461	197,058,278	11.19
Great-West Lifetime 2025 Fund - Institutional Class	21,996,636	190,474,906	8.66
Great-West Lifetime 2025 Fund - Investor Class	6,734,337	99,930,564	14.84
Great-West Lifetime 2025 Fund - Service Class	58,214,566	858,731,793	14.75
Great-West Lifetime 2025 Fund - Class L	36,423,462	348,733,002	9.57
Great-West Lifetime 2030 Fund - Institutional Class	5,842,988	66,932,019	11.46
Great-West Lifetime 2030 Fund - Investor Class	1,018,960	11,646,742	11.43
Great-West Lifetime 2030 Fund - Service Class	3,588,376	41,170,330	11.47
Great-West Lifetime 2030 Fund - Class L	15,516,888	177,394,671	11.43
Great-West Lifetime 2035 Fund - Institutional Class	23,220,449	191,285,675	8.24
Great-West Lifetime 2035 Fund - Investor Class	6,137,315	88,038,494	14.34
Great-West Lifetime 2035 Fund - Service Class	60,155,652	847,738,682	14.09
Great-West Lifetime 2035 Fund - Class L	30,549,828	283,359,954	9.28

Annual Report - December 31, 2020

	Shares Outstanding	Net Assets	NAV per Share
Great-West Lifetime 2040 Fund - Institutional Class	4,290,199	48,380,610	11.28
Great-West Lifetime 2040 Fund - Investor Class	343,462	3,847,176	11.20
Great-West Lifetime 2040 Fund - Service Class	2,895,899	32,584,434	11.25
Great-West Lifetime 2040 Fund - Class L	11,084,034	124,538,535	11.24
Great-West Lifetime 2045 Fund - Institutional Class	15,801,897	130,753,437	8.27
Great-West Lifetime 2045 Fund - Investor Class	2,890,159	40,839,855	14.13
Great-West Lifetime 2045 Fund - Service Class	38,675,217	523,454,292	13.53
Great-West Lifetime 2045 Fund - Class L	16,122,583	150,460,704	9.33
Great-West Lifetime 2050 Fund - Institutional Class	3,015,975	34,944,660	11.59
Great-West Lifetime 2050 Fund - Investor Class	227,932	2,632,555	11.55
Great-West Lifetime 2050 Fund - Service Class	2,344,293	27,141,593	11.58
Great-West Lifetime 2050 Fund - Class L	4,258,255	49,152,445	11.54
Great-West Lifetime 2055 Fund - Institutional Class	10,223,857	79,010,683	7.73
Great-West Lifetime 2055 Fund - Investor Class	972,768	16,651,410	17.12
Great-West Lifetime 2055 Fund - Service Class	15,888,886	262,644,460	16.53
Great-West Lifetime 2055 Fund - Class L	3,105,083	27,487,421	8.85
Great-West Lifetime 2060 Fund - Institutional Class	25,221	265,227	10.52
Great-West Lifetime 2060 Fund - Investor Class	5,378	56,462	10.50
Great-West Lifetime 2060 Fund - Service Class	7,916	83,116	10.50
Great-West Lifetime 2060 Fund - Class L	179,275	1,880,436	10.49

Acquiring Fund - After the Reorganization
Great-West Lifetime 2015 Fund - Institutional Class	8,702,377	$ 81,963,963	$ 9.42
Great-West Lifetime 2015 Fund - Investor Class	4,067,400	57,732,013	14.19
Great-West Lifetime 2015 Fund - Service Class	24,457,130	345,004,352	14.11
Great-West Lifetime 2015 Fund - Class L	29,644,755	297,555,541	10.04
Great-West Lifetime 2020 Fund - Institutional Class	4,689,132	52,557,818	11.21
Great-West Lifetime 2020 Fund - Investor Class	1,333,748	14,926,756	11.19
Great-West Lifetime 2020 Fund - Service Class	3,116,207	34,980,535	11.23
Great-West Lifetime 2020 Fund - Class L	17,602,461	197,058,278	11.19
Great-West Lifetime 2025 Fund - Institutional Class	24,045,332	208,215,124	8.66
Great-West Lifetime 2025 Fund - Investor Class	7,410,671	109,966,654	14.84
Great-West Lifetime 2025 Fund - Service Class	64,084,196	945,315,579	14.75
Great-West Lifetime 2025 Fund - Class L	36,423,462	348,733,002	9.57
Great-West Lifetime 2030 Fund - Institutional Class	6,121,905	70,127,039	11.46
Great-West Lifetime 2030 Fund - Investor Class	1,030,928	11,783,540	11.43
Great-West Lifetime 2030 Fund - Service Class	4,204,758	48,242,238	11.47
Great-West Lifetime 2030 Fund - Class L	15,516,888	177,394,671	11.43
Great-West Lifetime 2035 Fund - Institutional Class	26,260,616	216,329,993	8.24
Great-West Lifetime 2035 Fund - Investor Class	6,697,303	96,071,409	14.34
Great-West Lifetime 2035 Fund - Service Class	65,881,226	928,425,878	14.09
Great-West Lifetime 2035 Fund - Class L	30,549,828	283,359,954	9.28
Great-West Lifetime 2040 Fund - Institutional Class	4,455,795	50,248,037	11.28
Great-West Lifetime 2040 Fund - Investor Class	344,727	3,861,345	11.20
Great-West Lifetime 2040 Fund - Service Class	3,350,133	37,695,439	11.25
Great-West Lifetime 2040 Fund - Class L	11,084,034	124,538,535	11.24
Great-West Lifetime 2045 Fund - Institutional Class	17,534,532	145,090,197	8.27
Great-West Lifetime 2045 Fund - Investor Class	3,206,166	45,305,237	14.13
Great-West Lifetime 2045 Fund - Service Class	42,712,608	578,098,831	13.53
Great-West Lifetime 2045 Fund - Class L	16,122,583	150,460,704	9.33
Great-West Lifetime 2050 Fund - Institutional Class	3,128,585	36,249,424	11.59
Great-West Lifetime 2050 Fund - Investor Class	231,674	2,675,770	11.55

Annual Report - December 31, 2020

	Shares Outstanding	Net Assets	NAV per Share
Great-West Lifetime 2050 Fund - Service Class	2,739,358	31,715,552	11.58
Great-West Lifetime 2050 Fund - Class L	4,258,255	49,152,445	11.54
Great-West Lifetime 2055 Fund - Institutional Class	11,298,889	87,318,605	7.73
Great-West Lifetime 2055 Fund - Investor Class	1,186,112	20,303,331	17.12
Great-West Lifetime 2055 Fund - Service Class	17,676,526	292,194,279	16.53
Great-West Lifetime 2055 Fund - Class L	3,105,083	27,487,421	8.85
Great-West Lifetime 2060 Fund - Institutional Class	97,679	1,027,208	10.52
Great-West Lifetime 2060 Fund - Investor Class	6,413	67,326	10.50
Great-West Lifetime 2060 Fund - Service Class	8,951	93,978	10.50
Great-West Lifetime 2060 Fund - Class L	179,275	1,880,436	10.49
Pro Forma Results of Operations
The beginning of the Target Fund's fiscal year was January 1, 2020. Assuming the Reorganization had been completed on January 1, 2020, the beginning of the Fund's current fiscal year, the pro forma results of operations for the year ended December 31, 2020, are as follows:
Pro Forma Results	Net investment income	Net realized and unrealized gain (loss)	Net increase (decrease) in net assets resulting from operations
Great-West Lifetime 2015 Fund	$ 13,610,574	$ 63,982,946	$ 77,593,521
Great-West Lifetime 2020 Fund	5,559,154	26,154,291	31,713,446
Great-West Lifetime 2025 Fund	29,238,693	145,594,570	174,833,264
Great-West Lifetime 2030 Fund	5,936,201	32,581,719	38,517,922
Great-West Lifetime 2035 Fund	27,219,674	153,246,480	180,466,155
Great-West Lifetime 2040 Fund	4,037,418	25,913,055	29,950,475
Great-West Lifetime 2045 Fund	15,977,663	100,525,242	116,502,906
Great-West Lifetime 2050 Fund	2,184,879	14,772,658	16,957,539
Great-West Lifetime 2055 Fund	7,495,186	49,772,445	57,267,633
Great-West Lifetime 2060 Fund	77,019	512,217	589,237
Because the combined funds for the reorganization have been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Funds' Statement of Operations for the Acquiring Funds since the reorganization was consummated.
5.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund, Great-West Lifetime 2055 Fund, and Great-West Lifetime 2060 Fund (collectively, the “Funds”), ten of the funds of Great-West Funds, Inc., as of December 31, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of Operation	Statements of Changes in Net Assets	Financial Highlights
Great-West Lifetime 2015 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2045 Fund, and Great-West Lifetime 2055 Fund	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Great-West Lifetime 2020 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2040 Fund, and Great- West Lifetime 2050 Fund	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the four years in the period ended December 31, 2020 and for the period from April 28, 2016 (commencement of operations) to December 31, 2016)
Great-West Lifetime 2060 Fund	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period from May 2, 2019 (commencement of operations) to December 31, 2019	For the year ended December 31, 2020 and for the period from May 2, 2019 (commencement of operations) to December 31, 2019

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2021
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Lifetime 2015 Fund	$ 264,817	$2,760,339
Great-West Lifetime 2020 Fund	132,732	1,344,606
Great-West Lifetime 2025 Fund	766,479	7,520,717
Great-West Lifetime 2030 Fund	197,307	1,860,868
Great-West Lifetime 2035 Fund	1,105,558	10,056,791
Great-West Lifetime 2040 Fund	200,569	1,780,747
Great-West Lifetime 2045 Fund	1,009,551	9,159,539
Great-West Lifetime 2050 Fund	126,864	1,110,457
Great-West Lifetime 2055 Fund	454,079	3,980,255
Great-West Lifetime 2060 Fund	5,441	47,786
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2020, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Lifetime 2015 Fund	28%
Great-West Lifetime 2020 Fund	29%
Great-West Lifetime 2025 Fund	33%
Great-West Lifetime 2030 Fund	37%
Great-West Lifetime 2035 Fund	43%
Great-West Lifetime 2040 Fund	46%
Great-West Lifetime 2045 Fund	49%
Great-West Lifetime 2050 Fund	47%
Great-West Lifetime 2055 Fund	47%
Great-West Lifetime 2060 Fund	27%

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 77	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	55	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	55	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 61	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Counseling and Education Center; and former Director, Grand Junction Housing Authority	55	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 66	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	55	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 77	Independent Director	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	55	N/A
Interested Directors******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower Retirement, LLC ("Empower"); Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC ("GWCM"); formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	55	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; Chairman, President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	55	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 64	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 46	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Corporate & Investments, Empower; Associate General Counsel & Associate Secretary, Great-West Life & Annuity Insurance Company ("GWL&A"); Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS Equities, Inc.	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 53	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Accounting & Global Middle Office, Empower; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 34	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 53	Assistant Treasurer	Since 2007	Director, Investment Operations, Empower; Assistant Treasurer, GWCM; Director and Assistant Treasurer, GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 45	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, Empower; Assistant Treasurer, GWCM; Assistant Vice President & Assistant Treasurer, GWTC	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2021. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value and Great-West T. Rowe Price Mid Cap Growth Funds. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,122,930 for fiscal year 2019 and $1,026,559 for fiscal year 2020.
(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2019 and $60,000 for fiscal year 2020. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2019 and $0 for fiscal year 2020.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2019 equaled $1,556,795 and for fiscal year 2020 equaled $2,132,450.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2021